UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	10/31/2012

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

ANNUAL REPORT • OCTOBER 31, 2012

Fund Type

Global Bond

Objective

Total return, made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

December 14, 2012

Dear Shareholder:

We hope you find the annual report for the Prudential Global Total Return Fund, Inc. informative and useful. The report covers performance for the 12-month period that ended October 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Total Return Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Global Total Return Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 1.36%; Class B, 2.06%; Class C, 2.06%; Class Q, 0.92%; Class Z, 1.06%. Net operating expenses: Class A, 1.31%; Class B, 2.06%; Class C, 2.06%; Class Q, 0.92%; Class Z, 1.06%, after contractual reduction through 2/28/2014 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 10/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	7.71%	48.55%	103.00%	—
Class B	6.91	43.23	88.30	—
Class C	7.08	44.88	92.86	—
Class Q	N/A	N/A	N/A	6.81% (2/03/12)
Class Z	8.10	50.51	108.19	—
Barclays Global Aggregate Bond Index	3.54	32.88	87.04	—
Lipper Global Income Funds Average	6.64	30.44	87.46	—

Average Annual Total Returns (With Sales Charges) as of 9/30/12
	One Year	Five Years	Ten Years	Since Inception
Class A	5.44%	7.58%	6.67%	—
Class B	4.43	7.62	6.37	—
Class C	8.46	7.99	6.61	—
Class Q	N/A	N/A	N/A	N/A (2/03/12)
Class Z	10.65	8.83	7.42	—
Barclays Global Aggregate Bond Index	5.07	6.22	6.45	—
Lipper Global Income Funds Average	8.24	5.58	6.35	—

Average Annual Total Returns (With Sales Charges) as of 10/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	2.87%	7.25%	6.84%	—
Class B	1.91	7.30	6.53	—
Class C	6.08	7.70	6.79	—
Class Q	N/A	N/A	N/A	N/A (2/03/2012)
Class Z	8.10	8.52	7.61	—

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Average Annual Total Returns (Without Sales Charges) as of 10/31/12
	One Year	Five Years	Ten Years	Since Inception
Class A	7.71%	8.24%	7.34%	—
Class B	6.91	7.45	6.53	—
Class C	7.08	7.70	6.79	—
Class Q	N/A	N/A	N/A	N/A (2/03/2012)
Class Z	8.10	8.52	7.61	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Global Total Return Fund, Inc. (Class A shares) with a similar investment in the Barclays Global Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (October 31, 2002) and the account values at the end of the current fiscal year (October 31, 2012) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B, Class C, Class Q and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the returns would have been lower.

Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Global Total Return Fund, Inc.	3

Your Fund’s Performance (continued)

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 4.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. Without waiver of fees and/or expense subsidization, the Fund’s total returns would have been lower. The returns in the tables and graph reflect the share class expense structure in effect at the close of the fiscal period.

Benchmark Definitions

Barclays Global Aggregate Bond Index

The Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities. Barclays Global Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 10/31/12 is 2.95% for Class Q. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Global Income Funds Average

The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. Lipper Average Closest Month-End to Inception cumulative total return as of 10/31/12 is 4.97% for Class Q. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Holdings expressed as a percentage of net assets as of 10/31/12
Hungary Government International Bond, Sr. Unsec’d. Notes, 4.500%, 01/29/14	2.5%
Peruvian Government International Bond, Sr. Unsec’d. Notes, Reg S, 7.500%, 10/14/14	1.9
Italy Buoni Poliennali del Tesoro, Bonds, 4.750%, 05/01/17	1.7
Czech Republic International, Sr. Unsec’d. Notes, Ser. E, MTN, 4.500%, 11/05/14	1.6
Italy Buoni Poliennali del Tesoro, Bonds, 6.500%, 11/01/27	1.6

Holdings are subject to change.

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Distributions and Yields as of 10/31/12
	Total Distributions Paid for 12 Months	30-Day SEC Yield
Class A	$0.31	1.94%
Class B	0.25	1.29
Class C	0.26	1.30
Class Q	0.20	2.40
Class Z	0.32	2.28

Prudential Global Total Return Fund, Inc.	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Global Total Return Fund’s Class A shares gained 7.71% for the 12-month reporting period that ended October 31, 2012, significantly outperforming the 3.54% return of the Barclays Global Aggregate Bond Index (the Index) and the 6.64% return of the Lipper Global Income Funds Average.

How did the global fixed income markets perform?

For the reporting period that began November 1, 2011, global bond markets of economically developed nations delivered a 3.54% return overall in U.S. dollar terms without hedging for currency risk, according to the Index. However, market conditions resembled a roller coaster ride. This was particularly true in Europe where a multi-year crisis centered in government bond markets of geographically peripheral nations continued to unfold.

•

The risk of a European meltdown loomed large heading into 2012, with potential for contagion in the U.S. and global financial markets. However, European Central Bank (ECB) liquidity operations calmed the European sovereign debt markets in the first calendar quarter of 2012 and risk aversion abated across the credit spectrum. The improved market tone generally pushed investors further out on the risk spectrum in search of debt securities that offered more attractive yields than high quality government bonds such as U.S. Treasury securities and German bunds.

•

Yet the second calendar quarter of 2012 was in many ways a “risk off” mirror image of the first quarter’s “risk on” market environment. Concerns about the European sovereign-debt crisis flared again and evidence mounted that global economic growth was softening. Seeking safety, investors turned to German bunds, British gilts, and U.S. Treasury securities, pushing their yields lower and prices higher, as bond prices move inversely to yields. A similar reversal was seen in the foreign exchange arena where investors flocked to the U.S. dollar, causing many other currencies to fall.

•

Concerns about sluggish economic growth drove key central banks to further ease monetary policy in their respective nations during the third calendar quarter of 2012. Consequently, investor appetite for riskier debt securities improved again, while a bond buying program of the Federal Reserve further depressed yields on U.S. Treasury securities and pushed down yields on agency mortgage-backed securities to new record lows. The flight to safety to the U.S. dollar subsided, allowing other currencies to rally and boosting returns on foreign bonds.

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Which strategies made the largest positive contribution to the Fund’s performance?

Prudential Fixed Income, a unit of Prudential Investment Management, Inc., manages the Fund, which outperformed the Index by a significant amount primarily due to its sector allocation strategy and favorable security selection in certain sectors. The portfolio management team leverages the resources of Prudential Fixed Income’s specialized sector teams to determine the best relative value opportunities for a given market environment. It then implements overweight exposures to what it believes to be its best ideas, while maintaining underweight exposures in sectors that offer less-compelling risk/reward potential.

•

The Fund’s multi-sector strategy continued to deemphasize high quality government bonds while favoring high yield corporate bonds (commonly called “junk” bonds due to their below-investment-grade ratings), investment-grade corporate bonds, commercial mortgage-backed securities, asset-backed securities (created from credit card receivables, auto loans, and certain other types of loans), and debt securities of issuers from emerging market nations. This strategy worked well as each of these sectors outperformed similar-duration U.S. Treasury securities for the period.

•

Strong security selection among high yield corporate bonds, investment-grade corporate bonds, commercial mortgage-backed securities, asset-backed securities, and emerging market bonds was the other major positive contributor to the Fund’s performance.

What other strategies helped the Fund’s performance?

The Fund also benefited from its duration management strategy. Duration is a measure of the interest-rate sensitivity of a bond portfolio or debt securities that is expressed as a number of years. The more positive or negative duration is, the greater the potential risk and reward when interest rates move.

•	The Fund had a slightly longer duration than the Index that benefited its performance as interest rates generally declined and pushed bond prices higher.

•

The Fund also benefited from having a mild bias in favor of flatter yield curves, which are single line graphs that illustrate the relationship between the yields and maturities of fixed income securities. They are created by plotting the yields of different maturities for the same type bonds. The slope of some yield curves flattened during the period as prices of longer-term bonds declined sharply and pushed down their yields.

Prudential Global Total Return Fund, Inc.	7

Strategy and Performance Overview (continued)

What strategy detracted most from the Fund’s performance?

The Fund’s overweight exposures to foreign currencies subtracted from its return for the period.

•

Currency markets were volatile. From time to time, concern about the European sovereign debt crisis sent investors flocking to the U.S. dollar, which finished the period nearly unchanged overall versus a basket of key currencies. That said, the greenback ended stronger against the euro and gained sharply versus riskier currencies including the Brazilian real, the Argentinian peso, the Indian rupee, and the South African rand. But the U.S. dollar ended the period weaker against the Mexican peso, the New Zealand dollar, and certain other currencies.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2012, at the beginning of the period, and held through the six-month period ended October 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not

Prudential Global Total Return Fund, Inc.	9

Fees and Expenses (continued)

be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Total Return Fund, Inc.		Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,060.80	1.34%	$6.94
	Hypothetical	$1,000.00	$1,018.40	1.34%	$6.80

Class B	Actual	$1,000.00	$1,056.90	2.09%	$10.81
	Hypothetical	$1,000.00	$1,014.63	2.09%	$10.58

Class C	Actual	$1,000.00	$1,058.50	2.09%	$10.81
	Hypothetical	$1,000.00	$1,014.63	2.09%	$10.58

Class Q	Actual	$1,000.00	$1,064.30	0.94%	$4.88
	Hypothetical	$1,000.00	$1,020.41	0.94%	$4.77

Class Z	Actual	$1,000.00	$1,063.50	1.09%	$5.65
	Hypothetical	$1,000.00	$1,019.66	1.09%	$5.53

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2012, and divided by the 366 days in the Fund’s fiscal year ended October 31, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying Funds in which the Fund may invest.

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Portfolio of Investments

as of October 31, 2012

Principal Amount (000)#		Description	Value (Note 1)
	LONG-TERM INVESTMENTS 98.0%
	FOREIGN BONDS 60.2%

	Austria 0.2%
EUR	500	Austria Government Bond, Sr. Unsec’d. Notes, 3.200%, 02/20/17	$716,540

	Belgium 2.0%
EUR	750	Belgium Government Bond, Ser. 48, 4.000%, 03/28/22	1,110,535
EUR	1,250	Ser. 59, 2.750%, 03/28/16	1,734,482
	$1,500	Belgium Government International Bond, Sr. Unsec’d. Notes, Ser. E, 144A, MTN, 2.875%, 09/15/14	1,556,670
	1,535	Ser. E, MTN, 2.750%, 03/05/15	1,599,869

			6,001,556

	Bermuda 0.4%
	30	Allied World Assurance Co. Holdings Ltd., Gtd. Notes, 5.500%, 11/15/20	33,399
	250	7.500%, 08/01/16	297,544
	400	Axis Capital Holdings Ltd., Sr. Unsec’d. Notes, 5.750%, 12/01/14	429,574
	250	Digicel Ltd., Sr. Unsec’d. Notes, 144A, 12.000%, 04/01/14	276,250
	65	Weatherford International Ltd. Bermuda, Gtd. Notes, 5.125%, 09/15/20	72,362

			1,109,129

	Brazil 2.0%
BRL	1,194	Brazil Notas do Tesouro Nacional, Notes, Ser. NTNF, 10.000%, 01/01/21	618,600
	500	Brazilian Government International Bond, Sr. Unsec’d. Notes, 4.875%, 01/22/21	598,750
EUR	350	7.375%, 02/03/15	519,203

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	11

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Brazil (cont’d.)
EUR	1,224	Unsec’d. Notes, 11.000%, 06/26/17	$2,232,084
BRL	2,850	Cia Energetica de Sao Paulo, Sr. Unsec’d. Notes, 144A, MTN, 9.750%, 01/15/15	2,020,650

			5,989,287

	Bulgaria 0.5%
	$1,300	Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS 8.250%, 01/15/15	1,493,700

	Canada 1.0%
	25	Agrium, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/41	32,003
	675	Bank of Montreal, Sr. Unsec’d. Notes, MTN, 2.500%, 01/11/17	710,551
	1,125	Bank of Nova Scotia, Sr. Unsec’d. Notes, 2.550%, 01/12/17	1,190,838
	77	Canadian Pacific Railway Co., Sr. Unsec’d. Notes, 6.500%, 05/15/18	93,407
	250	Novelis, Inc., Gtd. Notes, 8.375%, 12/15/17	271,875
	200	TransAlta Corp., Sr. Unsec’d. Notes, 6.650%, 05/15/18	229,625
	325	Videotron Ltee, Gtd. Notes, 9.125%, 04/15/18	350,594
	250	Xstrata Finance Canada Ltd., Gtd. Notes, 144A, 2.850%, 11/10/14	256,495

			3,135,388

	Cayman Islands 1.0%
	250	Hutchison Whampoa International (09) Ltd., Gtd. Notes, RegS, 7.625%, 04/09/19	321,588
	300	IPIC GMTN Ltd., Gtd. Notes, 144A, MTN, 5.500%, 03/01/22	345,750
	120	MUFG Capital Finance 1 Ltd., Gtd. Notes, 6.346%, 07/25/49(a)	132,852

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Cayman Islands (cont’d.)
	$900	Petrobras International Finance Co. - PifCo., Gtd. Notes, 5.375%, 01/27/21	$1,020,651
	250	Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A, 5.875%, 09/25/22	265,000
	300	Seagate HDD Cayman, Gtd. Notes, 6.875%, 05/01/20	312,750
	475	UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A, 6.625%, 07/01/20	508,250

			2,906,841

	Chile 0.1%
	260	Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes, 8.350%, 08/01/13	272,462

	China 1.0%
CNY	9,500	China Government Bond, Sr. Unsec’d. Notes, RegS, 1.850%, 06/29/15	1,489,831
EUR	280	China Government International Bond, Sr. Unsec’d. Notes, 4.250%, 10/28/14	389,268
	989	4.750%, 10/29/13	1,025,348

			2,904,447

	Colombia 0.8%
	1,000	Colombia Government International Bond, Sr. Unsec’d. Notes, 8.250%, 12/22/14	1,156,500
	715	11.750%, 02/25/20	1,156,513

			2,313,013

	Croatia 0.5%
EUR	1,050	Croatia Government International Bond, Sr. Unsec’d. Notes, 6.500%, 01/05/15	1,469,826

	Czech Republic 2.5%
CZK	35,000	Czech Republic Government Bond, Ser. 51, 4.000%, 04/11/17	2,048,101

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	13

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Czech Republic (cont’d.)
		Czech Republic International, Sr. Unsec’d. Notes,
CHF	600	2.875%, 11/23/16	$699,345
		Sr. Unsec’d. Notes, Ser. E, MTN,
EUR	3,500	4.500%, 11/05/14	4,884,903

			7,632,349

	Denmark 0.2%
SEK	3,000	Denmark Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 3.165%, 03/31/14	463,328

	Finland 0.2%
		Finland Government Bond, Sr. Unsec’d. Notes,
EUR	300	3.500%, 04/15/21	448,647
EUR	130	4.375%, 07/04/19	202,929

			651,576

	France 1.4%
EUR	2,900	French Treasury Note BTAN, Bonds, 2.500%, 07/25/16(b)	4,019,675
EUR	200	Societe des Autoroutes Paris-Rhin-Rhone, Sr. Unsec’d. Notes, Ser. E, MTN, 5.000%, 01/12/17	288,273

			4,307,948

	Germany 1.1%
EUR	235	Bundesobligation, Unsec’d. Notes, Ser. 162, 0.750%, 02/24/17	309,696
EUR	725	Bundesrepublik Deutschland, Unsec’d. Notes, 2.500%, 07/04/44	976,953
EUR	200	RWE AG, Jr. Sub. Notes, 4.625%, 09/28/49(a)	263,133
		Techem Energy Metering Service GmbH & Co. KG, Sr. Sub. Notes, 144A, MTN,
EUR	275	7.875%, 10/01/20	376,489

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Germany (cont’d.)
EUR	500	Techem GmbH, Sr. Sec’d. Notes, 144A, MTN, 6.125%, 10/01/19	$678,855
		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A,
EUR	450	5.500%, 09/15/22	573,786

			3,178,912

	Hong Kong 0.1%
	$200	Hong Kong SAR Government Bond, Unsec’d. Notes, RegS, 5.125%, 08/01/14	213,698

	Hungary 4.4%
		Hungary Government International Bond, Sr. Unsec’d. Notes,
EUR	1,000	4.375%, 07/04/17	1,260,771
EUR	5,750	4.500%, 01/29/14	7,512,294
GBP	325	5.500%, 05/06/14	531,028
		Sr. Unsec’d. Notes, Ser. 4BR,
JPY	100,000	1.670%, 03/18/13	1,221,156
		Sr. Unsec’d. Notes, Ser. E, MTN,
CHF	500	4.000%, 05/20/16	526,146
EUR	1,500	6.750%, 07/28/14	2,035,126

			13,086,521

	India 0.3%
EUR	700	State Bank of India, Sr. Unsec’d. Notes, MTN, RegS, 4.500%, 11/30/15	944,726

	Indonesia 0.9%
	2,000	Indonesia Government International Bond, Sr. Unsec’d. Notes, RegS, 6.750%, 03/10/14	2,135,000
IDR	5,000,000	Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65, 6.625%, 05/15/33	529,557
	130	PT Adaro Indonesia Tbk, Gtd. Notes, RegS, 7.625%, 10/22/19	143,650

			2,808,207

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	15

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Ireland 1.2%
EUR	1,200	Ireland Government Bond, 4.500%, 04/18/20	$1,539,195
EUR	580	Sr. Unsub. Notes, 4.400%, 06/18/19	747,628
EUR	400	Nara Cable Funding Ltd., Sr. Sec’d. Notes, RegS, 8.875%, 12/01/18	488,646
	$450	Raspadskaya OJSC Via Raspadskaya Securities Ltd., Unsec’d. Notes, 144A, 7.750%, 04/27/17	469,035
	295	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Unsec’d. Notes, 144A, 7.748%, 02/02/21	324,500
	100	Willis Group Holdings PLC, Gtd. Notes, 4.125%, 03/15/16	106,152

			3,675,156

	Israel 0.9%
	800	Israel Government International Bond, Sr. Unsec’d. Notes, 5.125%, 03/26/19	930,400
		Sr. Unsec’d. Notes, MTN,
EUR	350	4.625%, 03/18/20	506,500
		Sr. Unsec’d. Notes, Ser. E, MTN,
EUR	1,000	3.750%, 10/12/15	1,374,948

			2,811,848

	Italy 5.9%
EUR	3,670	Italy Buoni Poliennali del Tesoro, Bonds, 4.750%, 05/01/17	4,966,640
EUR	600	6.000%, 05/01/31	818,887
EUR	3,265	6.500%, 11/01/27	4,717,915
EUR	1,300	Italy Certificati di Credito del Tesoro, 2.800%, 05/30/14(c)	1,612,834
JPY	92,000	Republic of Italy, Sr. Unsec’d. Notes, 3.700%, 11/14/16	1,127,603
	403	4.375%, 06/15/13	410,536
JPY	144,000	4.500%, 06/08/15	1,844,910

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Italy (cont’d.)
JPY	62,000	5.500%, 12/15/14	$816,375
		Sr. Unsec’d. Notes, RegS,
JPY	125,000	3.450%, 03/24/17	1,516,469

			17,832,169

	Japan 2.7%
JPY	121,500	Japan Government Ten Year Bond, Sr. Unsec’d. Notes, Ser. 318, 1.000%, 09/20/21	1,568,419
		Ser. 323,
JPY	20,000	0.900%, 06/20/22	254,118
JPY	164,000	Japan Government Twenty Year Bond, Sr. Unsec’d. Notes, Ser. 108, 1.900%, 12/20/28	2,193,068
		Ser. 132,
JPY	110,000	1.700%, 12/20/31	1,385,782
		Ser. 134,
JPY	180,000	1.800%, 03/20/32	2,302,038
JPY	20,000	Japan Government Thirty Year Bond, Sr. Unsec’d. Notes, Ser. 36, 2.000%, 03/20/42	253,847

			7,957,272

	Kazakhstan
	$100	KazMunayGas National Co., Sr. Unsec’d. Notes, 144A, MTN, 11.750%, 01/23/15	119,918

	Latvia 0.2%
	500	Republic of Latvia, Sr. Unsec’d. Notes, RegS, 5.250%, 02/22/17	552,500

	Lithuania 0.5%
EUR	1,000	Lithuania Government International Bond, Sr. Unsec’d. Notes, 3.750%, 02/10/16	1,372,161

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	17

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Luxembourg 1.4%
EUR	500	Gazprom OAO Via GAZ Capital SA, Sr. Unsec’d. Notes, 8.125%, 02/04/15	$732,709
		Sr. Unsec’d. Notes, RegS,
	$1,000	5.092%, 11/29/15	1,071,300
EUR	500	Luxembourg Government Bond, Sr. Unsec’d. Notes, 3.375%, 05/18/20	741,251
	200	Minerva Luxembourg SA, Gtd. Notes, 144A, 12.250%, 02/10/22	238,000
	380	RSHB Capital SA for OJSC Russian Agricultural Bank, Sr. Unsec’d. Notes, 144A, 7.125%, 01/14/14	402,344
	315	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec’d. Notes, 144A, 6.875%, 05/29/18	339,841
	250	Wind Acquisition Finance SA, Sec’d. Notes, 144A, 11.750%, 07/15/17	243,750
		Sec’d. Notes, RegS,
EUR	300	11.750%, 07/15/17	377,178

			4,146,373

	Malaysia 0.7%
	825	1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS, 3.928%, 06/04/15	879,079
MYR	3,500	Malaysia Government Bond, Ser. 0211, 3.434%, 08/15/14	1,156,718

			2,035,797

	Mexico 2.2%
EUR	504	Mexico Government International Bond, Sr. Unsec’d. Notes, 5.375%, 06/10/13	670,894
EUR	213	Sr. Unsec’d. Notes, Ser. G, MTN, 4.250%, 06/16/15	299,048
EUR	2,482	4.250%, 07/14/17	3,548,380
EUR	2	5.500%, 02/17/20	3,092
GBP	825	6.750%, 02/06/24	1,640,094

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Mexico (cont’d.)
	$300	Petroleos Mexicanos, Gtd. Notes, 4.875%, 01/24/22	$336,000

			6,497,508

	Netherlands 0.9%
	300	Enel Finance International SA, Gtd. Notes, 144A, 6.000%, 10/07/39	290,603
EUR	155	Hertz Holdings Netherlands BV, Sr. Sec’d. Notes, RegS, 8.500%, 07/31/15	217,878
	200	Indo Integrated Energy II BV, Sr. Sec’d. Notes, RegS, 9.750%, 11/05/16	219,240
	130	LUKOIL International Finance BV, Gtd. Notes, 144A, 7.250%, 11/05/19	156,705
EUR	300	Netherlands Government Bond, 2.500%, 01/15/17	419,250
EUR	400	4.000%, 07/15/18	605,076
EUR	131	NXP BV/NXP Funding LLC, Sr. Sec’d. Notes, Ser. EXCH, 2.960%, 10/15/13(a)	168,810
EUR	300	Wolters Kluwer NV, Sr. Unsec’d. Notes, 6.375%, 04/10/18	475,528

			2,553,090

	Peru 2.2%
		Peruvian Government International Bond, Sr. Unsec’d. Notes,
	500	7.350%, 07/21/25	727,500
		Sr. Unsec’d. Notes, RegS,
EUR	3,953	7.500%, 10/14/14	5,764,109

			6,491,609

	Philippines 1.6%
EUR	2,881	Philippine Government International Bond, Sr. Unsec’d. Notes, 6.250%, 03/15/16	4,198,869
	500	6.500%, 01/20/20	639,375

			4,838,244

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	19

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Poland 2.6%
JPY	200,000	Poland Government International Bond, Sr. Unsec’d. Notes, Ser. 8, 1.920%, 11/13/12	$2,505,865
CHF	500	Sr. Unsec’d. Notes, Ser. E, MTN, 2.125%, 03/31/14	548,856
CHF	3,000	2.625%, 05/12/15	3,370,450
EUR	500	3.625%, 02/01/16	696,742
EUR	500	5.250%, 01/20/25	779,513

			7,901,426

	Portugal 1.7%
EUR	400	Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, 3.350%, 10/15/15	488,801
EUR	400	3.850%, 04/15/21	387,443
EUR	845	4.100%, 04/15/37	671,908
EUR	700	4.200%, 10/15/16	857,589
EUR	1,910	4.750%, 06/14/19	2,071,758
EUR	350	4.950%, 10/25/23	350,444
EUR	120	Ser. JUN, 4.375%, 06/16/14	153,848

			4,981,791

	Romania 0.4%
EUR	1,000	Romanian Government International Bond, Sr. Unsec’d. Notes, RegS, 5.000%, 03/18/15	1,347,988

	Russia 1.1%
	$2,713	Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS, 7.500%, 03/31/30	3,434,839

	Singapore 0.1%
	400	Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS, 12.500%, 07/08/15	420,500

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Slovak Republic 0.2%
EUR	400	Slovakia Government International Bond, Unsec’d. Notes, 4.500%, 05/20/14	$550,135

	South Africa 2.1%
EUR	200	Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes, 4.000%, 03/07/13	261,937
ZAR	6,745	South Africa Government Bond, Ser. R213, 7.000%, 02/28/31	682,707
		Ser. R214,
ZAR	21,555	6.500%, 02/28/41	1,947,248
EUR	554	South Africa Government International Bond, 5.250%, 05/16/13	734,220
		Unsec’d. Notes, Ser. E, MTN,
EUR	1,977	4.500%, 04/05/16	2,773,878

			6,399,990

	South Korea 1.3%
	$500	Korea Development Bank, Sr. Unsec’d. Notes, 3.500%, 08/22/17	536,149
	550	3.875%, 05/04/17	596,734
	1,000	Korea Housing Finance Corp., Covered Notes, RegS, 4.125%, 12/15/15	1,078,377
	270	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, 144A, 4.750%, 07/13/21	309,541
	200	National Agricultural Cooperative Federation, Sr. Unsec’d. Notes, 144A, MTN, 3.500%, 02/08/17	211,219
EUR	880	Republic of Korea, Sr. Unsec’d. Notes, 3.625%, 11/02/15	1,234,249

			3,966,269

	Spain 4.8%
EUR	400	Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN, RegS, 4.375%, 03/31/14	525,241
EUR	950	Spain Government Bond, 3.000%, 04/30/15	1,220,743

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	21

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Spain (cont’d.)
EUR	2,900	3.250%, 04/30/16	$3,678,864
EUR	2,250	3.400%, 04/30/14	2,935,709
		Sr. Unsub. Notes,
EUR	1,120	4.700%, 07/30/41	1,136,752
EUR	3,505	5.850%, 01/31/22	4,610,530
	$480	Spain Government International Bond, Sr. Unsec’d. Notes, Ser. E, MTN, 3.625%, 06/17/13	479,856

			14,587,695

	Supranational 0.1%
	230	Corp. Andina de Fomento, Sr. Unsec’d. Notes, 3.750%, 01/15/16	241,552

	Sweden 0.4%
	1,250	Nordea Bank AB, Sr. Unsec’d. Notes, 144A, 3.125%, 03/20/17	1,316,750

	Thailand 0.4%
	600	Bangkok Bank PCL, Sr. Unsec’d. Notes, 144A, 3.875%, 09/27/22	609,313
THB	21,000	Thailand Government Bond, Sr. Unsec’d. Notes, 3.650%, 12/17/21	703,462

			1,312,775

	Turkey 1.6%
	200	Export Credit Bank of Turkey, Unsec’d. Notes, 144A, 5.375%, 11/04/16	213,630
TRY	2,000	Turkey Government Bond, 6.510%, 07/17/13(c)	1,065,841
EUR	1,148	Turkey Government International Bond, Sr. Unsec’d. Notes, 5.500%, 02/16/17	1,640,489
EUR	1,439	6.500%, 02/10/14	1,971,463

			4,891,423

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	United Arab Emirates 0.2%
	$284	Dolphin Energy Ltd., Sr. Sec’d. Notes, 144A, 5.888%, 06/15/19	$322,501
	200	Dubai Electricity & Water Authority, Sr. Unsec’d. Notes, 144A, 8.500%, 04/22/15	226,750

			549,251

	United Kingdom 2.1%
	450	Barclays Bank PLC, Sr. Unsec’d. Notes, 6.750%, 05/22/19	551,546
	125	BP Capital Markets PLC, Gtd. Notes, 4.500%, 10/01/20	146,786
	30	5.250%, 11/07/13	31,451
	150	HSBC Holdings PLC, Sr. Unsec’d. Notes, 4.875%, 01/14/22	174,194
	85	5.100%, 04/05/21	100,223
		Sub. Notes,
	125	6.500%, 09/15/37	153,473
	525	6.800%, 06/01/38	669,149
EUR	200	Imperial Tobacco Finance PLC, Gtd. Notes, Ser. E, MTN, 8.375%, 02/17/16	316,135
	575	Lloyds TSB Bank PLC, Gtd. Notes, 4.200%, 03/28/17	635,778
	500	6.375%, 01/21/21	613,100
		Gtd. Notes, 144A, MTN,
	245	5.800%, 01/13/20	288,255
	150	Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	174,420
	325	Royal Bank of Scotland PLC (The), Gtd. Notes, 6.125%, 01/11/21	393,169
		Gtd. Notes, Ser. 2,
	140	3.400%, 08/23/13	142,532
GBP	320	United Kingdom Gilt, Bonds, 4.250%, 12/07/40	631,167
GBP	615	4.500%, 12/07/42	1,260,558

			6,281,936

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	23

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#		Description	Value (Note 1)
	FOREIGN BONDS (Continued)

	Venezuela 0.1%
	$150	Petroleos de Venezuela SA, Sr. Unsec’d. Notes, Ser. 2014, 4.900%, 10/28/14	$139,125
	300	Venezuela Government International Bond, Sr. Unsec’d. Notes, RegS, 7.000%, 12/01/18	258,000

			397,125

		Total foreign bonds	181,064,544

	ASSET-BACKED SECURITIES 7.3%

	Non-Residential Mortgage-Backed Securities 2.6%
	492	AIMCO CDO (Cayman Islands), Ser. 2005-AA, Class A1B, 144A, 0.569%, 10/20/19(a)	479,331
	500	Apidos CDO (Cayman Islands), Ser. 2011-8A, Class A1, 144A, 1.830%, 10/17/21(a)	500,154
	500	ARES CLO Ltd. (Cayman Islands), Ser. 2011-16A, Class A, 144A, 2.035%, 05/17/21(a)	501,505
	238	ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Ser. 2006-2A, Class A2, 144A, 0.574%, 01/26/20(a)	232,803
EUR	898	Avoca CLO I BV (Ireland), Ser. II-A, Class A1, 144A, 1.119%, 01/15/20(a)	1,127,388
	363	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A, 0.677%, 05/25/17(a)	358,788
	456	Cent CDO XI Ltd. (Cayman Islands), Ser. 2006-11A, Class A1, 144A, 0.575%, 04/25/19(a)	444,020
	640	Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A, 0.569%, 07/22/20(a)	626,846
	3	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004-1A, Class A, 144A, 0.700%, 07/15/16(a)	3,446
EUR	500	Highlander Euro CDO Cayman Ltd. (Netherlands), Ser. 2008-4A, Class C, 144A, 5.439%, 08/01/16(a)	588,348

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	ASSET-BACKED SECURITIES (Continued)

	Non-Residential Mortgage-Backed Securities (cont’d.)
	$393	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A, 0.695%, 11/15/17(a)	$386,056
	421	Lightpoint CLO Ltd. (Cayman Islands), Ser. 2005-3A, Class A1A, 144A, 0.649%, 09/15/17(a)	413,853
EUR	250	Lightpoint Pan-European CLO PLC (Ireland), Ser. 2006-1A, Class A, 144A, 0.446%, 01/31/22(a)	310,562
	40	Monument Park CDO Ltd. (Cayman Islands), Ser. 2004-1A, Class A1, 144A, 0.869%, 01/20/16(a)	39,940
	200	Mountain Capital CLO Ltd. (Cayman Islands), 144A, Ser. 2004-3A, Class A2L, 1.235%, 02/15/16(a)	199,411
	473	Ser. 2005-4A, Class A1L, 0.639%, 03/15/18(a)	459,269
EUR	286	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A, 0.876%, 09/14/19(a)	357,318
	18	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A, 7.125%, 01/15/13	17,826
	165	Rosedale CLO Ltd. (Cayman Islands), Ser. 2006-A, Class A1S, 144A, 0.566%, 07/24/21(a)	160,473
	250	Slater Mill Loan Fund LP (Cayman Islands), Ser. 2012-1A, Class B, 144A, 3.085%, 08/17/22(a)	248,305
	400	Trimaran CLO Ltd. (Cayman Islands), Ser. 2006-2A, Class A1L, 144A, 0.695%, 11/01/18(a)	393,672
	71	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A, 0.819%, 01/21/16(a)(d)	70,371

			7,919,685

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	25

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 4.7%
$320	ACE Securities Corp., Ser. 2004-FM1, Class M1, 1.111%, 09/25/33(a)	$274,856
	Ser. 2005-HE2, Class M4,
1,000	1.171%, 04/25/35(a)	805,162
449	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A5, 0.661%, 06/25/34(a)	442,270
400	Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1, 1.171%, 09/25/34(a)	354,428
315	Argent Securities, Inc., Ser. 2004-W6, Class M1, 0.761%, 05/25/34(a)	264,226
1,452	Ser. 2005-W2, Class A2C, 0.571%, 10/25/35(a)	1,164,026
354	Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1, 1.111%, 03/25/34(a)	296,347
255	Ser. 2004-HE3, Class M2, 1.936%, 04/25/34(a)	228,068
215	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2, 0.611%, 05/25/34(a)	201,986
203	Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2, 0.571%, 10/25/34(a)	201,557
206	Countrywide Asset-Backed Certificates, Ser. 2002-5, Class MV1, 1.711%, 03/25/33(a)	193,122
982	Finance America Mortgage Loan Trust, Ser. 2004-2, Class M1, 1.036%, 08/25/34(a)	824,329
421	Fremont Home Loan Trust, Ser. 2004-1, Class M1, 0.886%, 02/25/34(a)	342,200
254	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.186%, 11/25/33(a)	217,702
1,000	Ser. 2005-HE5, Class M1, 0.631%, 11/25/35(a)	890,149

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
$616	Home Equity Asset Trust, Ser. 2004-3, Class M1, 1.066%, 08/25/34(a)	$529,905
1,000	Ser. 2005-9, Class 2A4, 0.551%, 04/25/36(a)	886,541
400	HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4, 0.511%, 07/20/36(a)	357,037
600	Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1, 1.066%, 07/25/34(a)	523,012
375	Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1, 0.561%, 09/25/34(a)	332,579
278	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1, 1.011%, 08/25/35(a)	221,800
359	Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1, 1.261%, 09/25/33(a)	304,503
444	Ser. 2004-NC1, Class M1, 1.261%, 12/25/33(a)	409,362
437	Ser. 2004-OP1, Class M1, 1.081%, 11/25/34(a)	365,099
689	Ser. 2004-WMC1, Class M1, 1.141%, 06/25/34(a)	580,724
277	Ser. 2004-WMC2, Class M1, 1.126%, 07/25/34(a)	241,502
383	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3, 1.191%, 02/25/33(a)	344,015
457	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.336%, 10/25/33(a)	403,665
976	Ser. 2005-C, Class A2C, 0.461%, 12/25/35(a)	862,684
389	Option One Mortgage Loan Trust, Ser. 2003-6, Class A2, 0.871%, 11/25/33(a)	332,827
230	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1, 5.181%, 09/25/34	167,847

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	27

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
$106	Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4, 0.916%, 03/25/34(a)	$89,315
376	Ser. 2004-8, Class A8, 1.211%, 09/25/34(a)	354,331

		14,007,176

	Total asset-backed securities	21,926,861

BANK LOANS(a) 2.6%

Aerospace & Defense
100	Booz Allen & Hamilton, Inc., 2.961%, 12/31/17	99,437

Automotive 0.1%
198	Chrysler LLC, 6.000%, 05/24/17	201,697

Cable 0.2%
480	Cequel Communications LLC, 4.000%, 02/14/19	480,650
54	Kabel Deutschland Vertrieb und Service GmbH (Germany), 3.695%, 02/01/19	53,528

		534,178

Chemicals 0.1%
185	Ashland, Inc., 3.750%, 08/23/18	186,032
174	Rockwood Holdings, Inc., 3.500%, 02/09/18	174,239

		360,271

Consumer
142	Visant Corp., 5.250%, 12/22/16	136,515

Electric 0.1%
88	Calpine Corp., 4.500%, 04/01/18	87,729

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
BANK LOANS(a) (Continued)

Electric (cont’d.)
$88	4.500%, 04/01/18	$87,771

		175,500

Foods
144	Del Monte Foods Co., 4.500%, 03/08/18	143,382

Gaming 0.1%
135	CCM Merger, Inc., 6.000%, 03/01/17	135,827
249	Scientific Games Corp., 2.970%, 06/30/15	247,288

		383,115

Healthcare & Pharmaceutical 0.9%
106	Alere, Inc., 3.360%, 06/30/16	104,364
131	4.750%, 06/30/17	101,463
37	4.750%, 06/30/17	37,317
466	Community Health Systems, Inc., 3.921%, 01/25/17	467,451
223	DaVita, Inc., 4.000%, 10/31/19	223,279
56	HCA, Inc., 3.460%, 02/02/16	55,635
134	3.612%, 03/31/17	133,637
484	Hologic, Inc., 3.455%, 08/01/17	484,159
444	RPI Finance Trust, 3.500%, 05/09/18	442,219
152	4.000%, 11/09/18	152,545
375	Universal Health Services, Inc., 2.119%, 08/15/16	373,125

		2,575,194

Pipelines & Other 0.1%
225	Energy Transfer Equity LP, 3.750%, 03/24/17	224,563

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	29

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#		Description	Value (Note 1)
	BANK LOANS(a) (Continued)

	Real Estate Investment Trusts 0.1%
	$191	CB Richard Ellis Services, Inc., 3.714%, 09/04/19	$190,499

	Retailers 0.3%
GBP	400	Alliance Boots Ltd. (United Kingdom), 3.771%, 07/09/15	623,032
	320	Dollar General Corp., 2.962%, 07/07/14	320,920

			943,952

	Technology 0.5%
	237	First Data Corp., 4.211%, 03/26/18	226,502
	18	5.211%, 3/24/17	17,726
	300	5.211%, 9/24/18	293,563
		Flextronics International Ltd. (Singapore),
	234	2.462%, 10/01/14	233,500
		Freescale Semiconductor, Inc.,
	300	4.465%, 12/01/16	292,875
		Sensata Technologies BV (Netherlands),
	395	4.000%, 05/12/18	395,705
		SunGard Data Systems, Inc.,
	117	3.903%, 02/28/16	117,146
	5	3.969%, 02/28/17	4,598

			1,581,615

	Telecommunications 0.1%
	289	Fibertech Networks LLC, 5.771%, 11/30/16	288,755

		Total bank loans	7,838,673

	COMMERCIAL MORTGAGE-BACKED SECURITIES 2.1%
	700	Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4, 5.748%, 06/10/46(a)	801,284
		Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A2,
	125	5.589%, 09/15/40	124,508

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$400	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.804%, 05/15/46(a)	$428,535
600	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5, 5.224%, 04/10/37	664,166
	Ser. 2007-GG9, Class A2,
447	5.381%, 03/10/39	460,980
202	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2, 5.778%, 08/10/45	202,647
13	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A3A1, 4.871%, 10/15/42	13,163
	Ser. 2007-LD12, Class A2,
412	5.827%, 02/15/51	421,441
962	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A2, 5.845%, 07/15/40	986,187
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.892%, 06/12/46(a)	1,157,623
740	Morgan Stanley Capital I, Inc., Ser. 2005-IQ9, Class A4, 4.660%, 07/15/56	776,519
370	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C34, Class A2, 5.569%, 05/15/46	368,925

	Total commercial mortgage-backed securities	6,405,978

CORPORATE BONDS 23.5%

Aerospace & Defense 0.3%
350	B/E Aerospace, Inc., Sr. Unsec’d. Notes, 5.250%, 04/01/22	364,875
75	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	83,487
100	Textron, Inc., Sr. Unsec’d. Notes, 5.600%, 12/01/17	110,094
200	7.250%, 10/01/19	241,744

		800,200

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	31

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Airlines 0.3%
$95	Continental Airlines, Inc., Pass-thru Certs., Ser. A, 4.750%, 01/12/21	$102,353
213	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	239,245
23	Ser. 2A, 4.950%, 05/23/19	24,738
229	Ser. A, 5.300%, 04/15/19	251,072
114	United Airlines, Inc., Pass-thru Certs., Ser. 071A, 6.636%, 07/02/22	121,672

		739,080

Automotive 0.5%
50	BorgWarner, Inc., Sr. Unsec’d. Notes, 4.625%, 09/15/20	55,333
350	Delphi Corp., Gtd. Notes, 5.875%, 05/15/19	374,063
200	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 3.984%, 06/15/16	211,978
250	4.207%, 04/15/16	266,254
225	5.625%, 09/15/15	246,101
100	Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN, 2.700%, 03/15/17	103,486
75	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	82,414

		1,339,629

Banking 6.9%
440	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19	595,274
750	American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 2.800%, 09/19/16(e)	798,640
235	Bank of America Corp., Jr. Sub. Notes, Ser. K, 8.000%, 12/29/49(a)	261,724

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
$225	Sr. Unsec’d. Notes, 5.700%, 01/24/22	$267,691
540	Sr. Unsec’d. Notes, MTN, 5.000%, 05/13/21	609,162
700	5.875%, 02/07/42	860,394
120	Sr. Unsec’d. Notes, Ser. 1, 3.750%, 07/12/16	128,596
400	Sub. Notes, 4.750%, 08/15/13	410,131
200	Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, 7.250%, 02/01/18	248,869
350	Capital One Bank USA NA, Sub. Notes, 8.800%, 07/15/19	465,845
170	Capital One Capital V, Ltd. Gtd. Notes, 10.250%, 08/15/39	175,100
115	Capital One Financial Corp., Sub. Notes, 6.150%, 09/01/16	131,720
425	Citigroup, Inc., Sr. Unsec’d. Notes, 4.500%, 01/14/22	469,178
385	6.125%, 05/15/18	460,035
600	6.500%, 08/19/13	627,430
110	8.125%, 07/15/39	167,773
300	Sub. Notes, 5.500%, 02/15/17	332,364
605	Unsec’d. Notes, 8.500%, 05/22/19	806,723
205	Goldman Sachs Group, Inc. (The), Sr. Notes, 6.250%, 02/01/41	243,383
1,200	Sr. Unsec’d. Notes, 5.250%, 07/27/21	1,340,812
1,300	Sr. Unsec’d. Notes, MTN, 7.500%, 02/15/19(e)	1,623,441
185	Sub. Notes, 6.750%, 10/01/37	203,726
225	HSBC USA, Inc., Sr. Unsec’d. Notes, 2.375%, 02/13/15	232,704

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	33

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Banking (cont’d.)
$450	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(a)	$518,279
800	Sr. Unsec’d. Notes, 3.150%, 07/05/16(e)	847,058
30	4.250%, 10/15/20	33,088
830	4.350%, 08/15/21(e)	927,693
500	5.600%, 07/15/41	620,521
150	6.000%, 01/15/18	178,519
90	KeyCorp, Sr. Unsec’d. Notes, MTN, 5.100%, 03/24/21	106,511
600	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN, 5.450%, 02/05/13	607,302
325	Morgan Stanley, Sr. Unsec’d. Notes, 6.375%, 07/24/42	373,518
1,970	Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	2,187,634
275	PNC Funding Corp., Gtd. Notes, 2.700%, 09/19/16	291,864
345	Santander Holdings USA, Inc., Sr. Unsec’d. Notes, 3.000%, 09/24/15	351,604
50	4.625%, 04/19/16	52,270
245	State Street Corp., Jr. Sub. Debs., 4.956%, 03/15/18(a)	273,089
300	SunTrust Banks, Inc., Sr. Unsec’d. Notes, 5.250%, 11/05/12	300,000
340	US Bancorp, Jr. Sub. Notes, 3.442%, 02/01/16	357,164
370	Wachovia Bank NA, Sub. Notes, MTN, 4.875%, 02/01/15	399,515
425	Wells Fargo & Co., Sr. Unsec’d. Notes, 3.676%, 06/15/16	461,373
120	Sr. Unsec’d. Notes, MTN, 3.500%, 03/08/22	128,122
130	4.600%, 04/01/21	149,664

		20,625,503

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Brokerage
$100	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, 6.875%, 05/02/18(f)	$23,000

Building Materials & Construction 0.5%
250	Cemex Finance LLC, Sr. Sec’d. Notes, RegS, 9.500%, 12/14/16	265,312
110	CRH America, Inc., Gtd. Notes, 8.125%, 07/15/18	131,871
260	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 08/15/13	269,483
270	Owens Corning, Gtd. Notes, 4.200%, 12/15/22	272,900
420	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 05/15/15	455,919

		1,395,485

Cable 1.0%
250	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	267,500
185	CSC Holdings LLC, Sr. Unsec’d. Notes, 8.625%, 02/15/19	219,225
	Sr. Unsec’d. Notes, 144A,
325	6.750%, 11/15/21	361,563
125	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	133,679
25	3.550%, 03/15/15	26,514
265	4.750%, 10/01/14	284,571
900	Dish DBS Corp., Gtd. Notes, 6.625%, 10/01/14	976,500
195	Time Warner Cable, Inc., Gtd. Notes, 6.750%, 07/01/18	246,857
300	8.750%, 02/14/19	412,320

		2,928,729

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	35

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Goods 1.3%
$200	ABB Finance USA, Inc., Gtd. Notes, 2.875%, 05/08/22	$207,067
400	Actuant Corp., Gtd. Notes, 5.625%, 06/15/22	413,000
300	Case New Holland, Inc., Gtd. Notes, 7.750%, 09/01/13	315,000
145	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.850%, 09/01/17	175,776
	ERAC USA Finance Co., Gtd. Notes, 144A, 6.375%, 10/15/17
250	(original cost $273,750; purchased 02/09/10)(d)(g)	304,999
	7.000%, 10/15/37
190	(original cost $221,242; purchased 10/26/11)(d)(g)	247,607
	Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A, 2.500%, 03/15/16
1,000	(original cost $998,520; purchased 09/24/12)(d)(g)	996,633
	Unsec’d. Notes, 144A,
	3.125%, 05/11/15
125	(original cost $124,879; purchased 05/08/12)(d)(g)	127,569
675	United Technologies Corp., Sr. Unsec’d. Notes, 4.500%, 06/01/42	776,363
225	Xylem, Inc., Sr. Unsec’d. Notes, 4.875%, 10/01/21	257,070

		3,821,084

Chemicals 0.4%
75	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.900%, 02/15/15	83,471
250	7.600%, 05/15/14	275,620
152	9.400%, 05/15/39	256,812
650	Reliance Holdings USA, Inc., Gtd. Notes, 144A, 5.400%, 02/14/22	722,772

		1,338,675

Consumer 0.3%
502	Sealy Mattress Co., Sr. Sec’d. Notes, 144A, 10.875%, 04/15/16	546,553

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Consumer (cont’d.)
$250	Service Corp. International, Sr. Unsec’d. Notes, 7.000%, 06/15/17	$286,250

		832,803

Electric 0.4%
250	AES Corp. (The), Sr. Unsec’d. Notes, 8.000%, 10/15/17	285,937
250	9.750%, 04/15/16	299,063
350	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 02/01/14	374,425
105	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 6.800%, 09/01/18	129,863
100	Peco Energy Co., First. Ref. Mtge., 5.350%, 03/01/18	120,616
50	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	60,632

		1,270,536

Energy—Other 0.4%
175	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17	212,146
35	6.450%, 09/15/36	45,017
240	Forest Oil Corp., Gtd. Notes, 8.500%, 02/15/14	258,600
295	Hess Corp., Sr. Unsec’d. Notes, 7.000%, 02/15/14	318,418
170	Nabors Industries, Inc., Gtd. Notes, 4.625%, 09/15/21	186,958
200	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 05/01/18	245,943

		1,267,082

Foods 1.4%
250	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 4.125%, 01/15/15	269,239
225	8.000%, 11/15/39	374,247

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	37

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Foods (cont’d.)
$1,100	ARAMARK Corp., Gtd. Notes, 8.500%, 02/01/15	$1,117,886
755	ARAMARK Holdings Corp., Sr. Unsec’d. Notes, 144A, PIK, 8.625%, 05/01/16	771,995
250	ConAgra Foods, Inc., Sr. Unsec’d. Notes, 7.000%, 04/15/19	312,083
200	Darling International, Inc., Gtd. Notes, 8.500%, 12/15/18	227,250
300	Ingles Markets, Inc., Sr. Unsec’d. Notes, 8.875%, 05/15/17	322,875
190	JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A, 7.250%, 06/01/21 (original cost $175,275; purchased 12/08/11)(d)(g)	185,820
75	Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A, 6.875%, 01/26/39	106,793
350	Stater Bros. Holdings, Inc., Gtd. Notes, 7.750%, 04/15/15	357,000
205	SUPERVALU, Inc., Sr. Unsec’d. Notes, 7.500%, 11/15/14	197,569
90	Tyson Foods, Inc., Gtd. Notes, 6.600%, 04/01/16(a)	103,737

		4,346,494

Gaming 0.6%
205	Ameristar Casinos, Inc., Gtd. Notes, 7.500%, 04/15/21	219,350
200	Marina District Finance Co., Inc., Sr. Sec’d. Notes, 9.500%, 10/15/15	202,250
700	MGM Resorts International, Sr. Sec’d. Notes, 13.000%, 11/15/13	780,500
400	Pinnacle Entertainment, Inc., Gtd. Notes, 8.625%, 08/01/17	432,000
250	Yonkers Racing Corp., Sec’d. Notes, 144A, 11.375%, 07/15/16 (original cost $263,750; purchased 06/28/12)(d)(g)	265,000

		1,899,100

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Healthcare & Pharmaceutical 0.8%
$280	Amgen, Inc., Sr. Unsec’d. Notes, 5.150%, 11/15/41	$322,621
45	5.375%, 05/15/43	54,027
50	Becton, Dickinson and Co., Sr. Unsec’d. Notes, 5.000%, 11/12/40	61,138
125	Gilead Sciences, Inc., Sr. Unsec’d. Notes, 5.650%, 12/01/41	161,607
250	HCA, Inc., Gtd. Notes, 8.000%, 10/01/18	288,750
400	Sr. Unsec’d. Notes, 7.190%, 11/15/15	440,000
35	Sr. Unsec’d. Notes, MTN, 9.000%, 12/15/14	38,937
170	Mylan, Inc., Gtd. Notes, 144A, 7.625%, 07/15/17	189,550
500	Valeant Pharmaceuticals International, Gtd. Notes, 144A, 6.500%, 07/15/16	526,250
200	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 5.000%, 08/15/14	213,857
70	Wyeth, Gtd. Notes, 6.450%, 02/01/24	95,574

		2,392,311

Healthcare Insurance 0.4%
225	Cigna Corp., Sr. Unsec’d. Notes, 5.375%, 02/15/42	265,365
140	5.875%, 03/15/41	173,159
360	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	395,555
235	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.625%, 11/15/37	324,373
95	WellPoint, Inc., Sr. Unsec’d. Notes, 4.625%, 05/15/42	100,893

		1,259,345

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	39

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance 0.9%
$25	Allstate Corp. (The), Sr. Unsec’d. Notes, 5.200%, 01/15/42	$30,564
300	American International Group, Inc., Sr. Unsec’d. Notes, 4.875%, 09/15/16	335,426
75	6.400%, 12/15/20	92,107
100	8.250%, 08/15/18	129,905
	Sr. Unsec’d. Notes, MTN,
300	5.850%, 01/16/18	350,516
140	Chubb Corp. (The), Jr. Sub. Notes, 6.375%, 03/29/67(a)	151,900
175	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, 5.125%, 04/15/22	199,269
90	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A, 6.500%, 03/15/35	101,067
30	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(a)	30,000
	Sr. Unsec’d. Notes,
80	6.300%, 10/09/37	94,289
200	8.750%, 07/01/19	264,838
100	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 02/15/19	131,931
50	Northwestern Mutual Life Insurance, Sub. Notes, 144A, 6.063%, 03/30/40	65,726
100	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(a)	108,875
210	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	290,822
245	Unum Group, Sr. Unsec’d. Notes, 7.125%, 09/30/16	288,626

		2,665,861

Lodging 0.2%
376	Felcor Lodging LP, Sr. Sec’d. Notes, 10.000%, 10/01/14	431,460
125	Marriott International, Inc., Sr. Unsec’d. Notes, 3.000%, 03/01/19	127,820

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Lodging (cont’d.)
$150	Wyndham Worldwide Corp., Sr. Unsec’d. Notes, 5.750%, 02/01/18	$167,807

		727,087

Media & Entertainment 1.2%
250	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 9.125%, 08/01/18	282,813
130	Historic TW, Inc., Gtd. Notes, 6.625%, 05/15/29	167,586
100	NBCUniversal Media LLC, Sr. Unsec’d. Notes, 4.375%, 04/01/21	114,492
415	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	521,023
120	6.150%, 02/15/41	155,315
60	6.900%, 08/15/39	80,844
450	Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 11.625%, 02/01/14	506,250
600	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 04/01/14	619,500
450	8.600%, 08/15/16	490,500
200	SSI Investments II/SSI Co.-Issuer LLC, Gtd. Notes, 11.125%, 06/01/18	224,250
99	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 01/15/28	131,817
55	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 09/15/14	58,715
165	6.750%, 10/05/37	223,816

		3,576,921

Metals 0.6%
800	Metals USA, Inc., Sr. Sec’d. Notes, 11.125%, 12/01/15	822,000
200	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	245,848

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	41

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Metals (cont’d.)
$400	Peabody Energy Corp., Gtd. Notes, 6.000%, 11/15/18	$415,000
400	Steel Dynamics, Inc., Gtd. Notes, 6.750%, 04/01/15	406,000

		1,888,848

Non-Captive Finance 1.0%
165	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN, 4.625%, 01/07/21(e)	186,648
585	5.875%, 01/14/38(e)	720,269
	Sub. Notes,
100	5.300%, 02/11/21	116,358
200	International Lease Finance Corp., Sr. Sec’d. Notes, 144A, 6.500%, 09/01/14	215,000
	Sr. Unsec’d. Notes,
75	5.750%, 05/15/16	79,191
125	6.250%, 05/15/19	134,719
55	SLM Corp., Sr. Notes, MTN, 6.250%, 01/25/16	59,403
	Sr. Unsec’d. Notes, MTN,
510	5.050%, 11/14/14	538,162
60	8.000%, 03/25/20	69,487
225	8.450%, 06/15/18	267,397
	Sr. Unsec’d. Notes, Ser. A, MTN,
390	5.000%, 04/15/15	416,131
	Unsec’d. Notes, MTN,
75	6.000%, 01/25/17	81,375

		2,884,140

Packaging 0.4%
140	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 08/01/19	160,650
400	Owens-Brockway Glass Container, Inc., Gtd. Notes, 7.375%, 05/15/16	458,000

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Packaging (cont’d.)
$600	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 5.625%, 07/15/13	$615,000

		1,233,650

Paper 0.4%
130	International Paper Co., Sr. Unsec’d. Notes, 6.000%, 11/15/41	159,133
75	7.300%, 11/15/39	104,172
200	7.950%, 06/15/18	260,078
450	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 09/01/19	571,063
175	Rock-Tenn Co., Unsec’d. Notes, 144A, 4.450%, 03/01/19	189,760

		1,284,206

Pipelines & Others 0.2%
200	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.625%, 11/01/37	273,299
85	Energy Transfer Partners LP, Sr. Unsec’d. Notes, 4.650%, 06/01/21	94,404
170	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 7.300%, 08/15/33	229,753
75	Northwest Pipeline GP, Sr. Unsec’d. Notes, 6.050%, 06/15/18	91,512

		688,968

Railroads 0.1%
300	Norfolk Southern Corp., Sr. Unsec’d. Notes, 6.000%, 03/15/2105	375,265

Real Estate Investment Trusts 0.7%
1,000	Equity One, Inc., Gtd. Notes, 6.250%, 12/15/14	1,141,745
250	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 08/15/14	269,637

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	43

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
$45	Simon Property Group LP, Sr. Unsec’d. Notes, 2.800%, 01/30/17	$47,677
95	4.200%, 02/01/15	101,302
40	6.125%, 05/30/18	49,093
125	6.750%, 05/15/14	134,463
200	WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A, 5.750%, 09/02/15	222,830

		1,966,747

Retailers 0.5%
200	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 09/15/39	268,197
75	Macy’s Retail Holdings, Inc., Gtd. Notes, 3.875%, 01/15/22	82,424
350	QVC, Inc., Sr. Sec’d. Notes, 144A, 7.500%, 10/01/19	385,915
450	Susser Holdings LLC/Susser Finance Corp., Gtd. Notes, 8.500%, 05/15/16	481,500
250	Target Corp., Sr. Unsec’d. Notes, 7.000%, 01/15/38	374,452

		1,592,488

Technology 0.7%
250	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	267,283
50	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	52,386
	Commscope, Inc., Gtd. Notes, 144A, 8.250%, 01/15/19
400	(original cost $391,250; purchased 09/29/11)(d)(g)	431,000
50	Fiserv, Inc., Gtd. Notes, 3.125%, 10/01/15	52,476
45	3.125%, 06/15/16	47,374
150	SunGard Data Systems, Inc., Gtd. Notes, 7.625%, 11/15/20	162,937
250	10.250%, 08/15/15	255,750

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Principal Amount (000)#	Description	Value (Note 1)
CORPORATE BONDS (Continued)

Technology (cont’d.)
$400	TransUnion LLC/TransUnion Financing Corp., Gtd. Notes, 11.375%, 06/15/18	$464,000
225	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	239,009

		1,972,215

Telecommunications 0.8%
80	AT&T, Inc., Sr. Unsec’d. Notes, 5.350%, 09/01/40	98,117
150	5.550%, 08/15/41	190,915
130	6.550%, 02/15/39	179,258
300	CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A, 7.750%, 05/01/17	319,500
250	MetroPCS Wireless, Inc., Gtd. Notes, 7.875%, 09/01/18	273,750
300	PAETEC Holding Corp., Sr. Sec’d. Notes, 8.875%, 06/30/17	323,250
465	Qwest Corp., Sr. Unsec’d. Notes, 6.500%, 06/01/17	545,650
400	Sprint Nextel Corp., Sr. Unsec’d. Notes, 7.000%, 08/15/20	439,000
85	Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.400%, 02/15/38	118,032

		2,487,472

Tobacco 0.3%
250	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38	432,077
60	Lorillard Tobacco Co., Gtd. Notes, 3.500%, 08/04/16	63,757
80	8.125%, 06/23/19	102,900
300	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17	362,537

		961,271

	Total corporate bonds	70,584,195

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	45

Portfolio of Investments

as of October 31, 2012 continued

Principal Amount (000)#	Description	Value (Note 1)
MUNICIPAL BONDS 1.5%
$75	California St., BABs, 7.625%, 03/01/40	$105,305
115	Taxable Var. Purp. GO, 7.500%, 04/01/34	154,937
100	Chicago IL Brd. Ed., BABs, Taxable Ser. E, 6.138%, 12/01/39	112,036
60	City of Chicago IL, O’Hare International Arpt., BABs, 6.395%, 01/01/40	78,287
275	Connecticut St. Spl. Tax Obligation Rev., BABs, 5.459%, 11/01/30	328,493
175	District of Columbia Income Tax Rev., BABs, 5.582%, 12/01/35	219,907
175	District of Columbia Wtr. & Sewer Auth. Pub. Util. Rev., Taxable, BABs, 5.522%, 10/01/44	211,739
125	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth., BABs, 6.731%, 07/01/43	151,822
200	New Jersey St. Tpk. Auth. Tpk. Rev., BABs, Taxable, Issuer Subsidy Rev., Ser. A, 7.102%, 01/01/41 Ser. F,	288,438
100	7.414%, 01/01/40	147,702
250	New York, NY, BABs, 5.968%, 03/01/36	327,022
165	Ohio St. Univ. Gen. Rcpts., BABs, 4.910%, 06/01/40	197,517
500	Ohio St. Wtr. Dev. Auth. Wtr. Pollutn. Ctl. Rev. Taxable, BABs, 4.879%, 12/01/34	580,950
295	Pennsylvania St. Tpk. Commission, Tpk. Rev., BABs, 5.511%, 12/01/45	352,994
75	Regional Transn. Dist. Colo. Sales Tax Rev., BABs, Ser. B, 5.844%, 11/01/50	102,828
250	Salt River Project Agricultural Improvement & Pwr. Dist., Elec. Sys. Rev., BABs, 4.839%, 01/01/41	300,038
150	Texas St. Transn. Commn. Rev. Taxable First Tier. Ser. B, BABs, Direct pmt., 5.028%, 04/01/26	182,096

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Principal Amount (000)#		Description	Value (Note 1)
	MUNICIPAL BONDS (Continued)
	$150	University of Calif. Rev., BABs, 5.770%, 05/15/43	$185,039
	250	University TX, Perm. Univ. BABs, 5.262%, 07/01/39	312,380
	150	Utah St., BABs, Ser. D, GO, 4.554%, 07/01/24	180,333

		Total municipal bonds	4,519,863

	U.S. TREASURY SECURITIES 0.8%
	25	U.S. Treasury Bonds, 3.000%, 05/15/42	25,824
	200	U.S. Treasury Notes, 0.125%, 07/31/14	199,469
	2,175	0.625%, 09/30/17	2,167,353

		Total U.S. treasury securities	2,392,646

	PREFERRED STOCK

Shares

	Banking
	4,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(a)	111,240

		Total long-term investments (cost $278,161,036)	294,844,000

	SHORT-TERM INVESTMENTS 1.0%

	Affiliated Money Market Mutual Fund 0.3%
	818,897	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $818,897)(h)	818,897

Notional Amount (000)#
	OPTIONS PURCHASED* 0.7%

	Put Options
EUR	10,800	Euro/Turkish Lira expiring 01/10/13 @ 2.582	1,388,869
	2,485	United States Dollar/Brazilian Real expiring 03/25/13 @ 1.930	5,714

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	47

Portfolio of Investments

as of October 31, 2012 continued

Notional Amount (000)#	Description	Value (Note 1)
OPTIONS PURCHASED* (Continued)

Put Options (cont’d.)
$5,200	United States Dollar/Chinese Yuan Renminbi expiring 04/11/13 @ 6.276	$13,918
7,673	expiring 04/12/13 @ 6.400	119,491
13,630	United States Dollar/Indian Rupee expiring 01/03/13 @ 56.180	534,710
13,357	United States Dollar/Romanian New Leu expiring 12/20/12 @ 3.390	31,531
2,560	United States Dollar/Russian Rouble expiring 04/11/13 @ 31.130	33,293

	Total options purchased (cost $2,958,303)	2,127,526

	Total short-term investments (cost $3,777,200)	2,946,423

	Total Investments 99.0% (cost $281,938,236; Note 5)	297,790,423
	Other assets in excess of liabilities(i) 1.0%	3,002,539

	Net Assets 100.0%	$300,792,962

The	following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Backed Security

BABs—Build America Bonds

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

GMTN—Global Medium Term Note

GO—General Obligation

MTN—Medium Term Note

NA—Not Applicable

PIK—Payment-in-Kind

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—Taiwan Dollar

ZAR—South African Rand

AONIA—Overnight Reserve Bank of Australia Rate

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BZDIOVER—Overnight Brazil Cetip Interbank Deposit

BTP—Buoni del Tesoro Poliennali - Long Term Italian fixed-rate Treasury Bonds and Notes

CIBOR—Copenhagen Interbank Offered Rate

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

HICP—Harmonized Index of Consumer Prices

HIBOR—Hong Kong Interbank Offered Rate

JIBAR—Johannesburg Interbank Agreed Rate

LIBOR—London Interbank Offered Rate

NSA—Non-Seasonally Adjusted

OIS—Overnight Index Swap

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	49

Portfolio of Investments

as of October 31, 2012 continued

SOR—Swap Offer Rate

STIBOR—Stockholm Interbank Offered Rate

TELBOR—Tel Aviv Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

#	Principal and notional amounts are shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2012.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	Represents a zero coupon bond or step coupon bond. Rate shown reflects the effective yield at October 31, 2012.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security, the aggregate original cost of such securities is $2,448,666. The aggregate value of $2,558,628 is approximately 0.9% of net assets.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at October 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
	Long Positions:
28	3 Month EURIBOR	Jun. 2014	$9,028,593	$9,032,170	$3,577
28	3 Month EURIBOR	Mar. 2015	9,005,457	9,011,303	5,846
195	2 Year U.S. Treasury Notes	Dec. 2012	42,980,161	42,963,984	(16,177)
4	10 Year U.S. Treasury Notes	Dec. 2012	532,195	532,125	(70)
27	Euro-BTP Italian Gov’t. Bond	Dec. 2012	3,480,348	3,764,154	283,806
46	Euro-BOBL	Dec. 2012	7,476,288	7,502,307	26,019
27	Euro-Bund	Dec. 2012	4,947,276	4,958,212	10,936
69	U.S. Long Bond	Dec. 2012	10,156,241	10,302,563	146,322
2	U.S. Long Bond	Mar. 2013	290,440	295,875	5,435
18	U.S. Ultra Bond	Dec. 2012	2,924,428	2,971,687	47,259
	Short Positions:
36	90 Day Euro Dollar	Jun. 2014	8,954,706	8,957,700	(2,994)
36	90 Day Euro Dollar	Mar. 2015	8,936,256	8,941,050	(4,794)
188	5 Year U.S. Treasury Notes	Dec. 2012	23,377,417	23,359,000	18,417
74	Euro Schatz	Dec. 2012	10,627,168	10,617,742	9,426

					$533,008

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Forward foreign currency exchange contracts outstanding at October 31, 2012:

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Argentine Peso
Expiring 12/31/12	Citibank NA	ARS	4,658,261	$894,100	$930,459	$36,359
Expiring 12/31/12	Citibank NA	ARS	1,729,582	339,800	345,473	5,673
Expiring 03/14/13	Citibank NA	ARS	6,261,741	1,215,400	1,186,745	(28,655)
Australian Dollar
Expiring 01/23/13	Citibank NA	AUD	869,796	896,400	896,701	301
Expiring 01/23/13	HSBC	AUD	874,584	901,500	901,637	137
Expiring 01/23/13	JPMorgan	AUD	1,444,727	1,472,800	1,489,417	16,617
Expiring 01/23/13	JPMorgan	AUD	1,124,229	1,160,400	1,159,005	(1,395)
Expiring 01/23/13	JPMorgan	AUD	871,798	897,900	898,766	866
Expiring 01/23/13	Morgan Stanley	AUD	1,111,605	1,156,500	1,145,990	(10,510)
Expiring 01/23/13	Morgan Stanley	AUD	869,529	893,400	896,426	3,026
Expiring 01/23/13	UBS AG	AUD	3,665,201	3,776,766	3,778,577	1,811
Expiring 01/23/13	UBS AG	AUD	1,952,864	2,020,800	2,013,272	(7,528)
Expiring 01/23/13	UBS AG	AUD	781,526	794,700	805,701	11,001
Expiring 01/23/13	UBS AG	AUD	579,949	595,600	597,889	2,289
Brazilian Real
Expiring 12/04/12	Citibank NA	BRL	1,485,052	725,300	727,725	2,425
Expiring 12/04/12	Citibank NA	BRL	1,175,347	573,200	575,960	2,760
Expiring 12/04/12	Citibank NA	BRL	882,973	432,300	432,686	386
Expiring 12/04/12	UBS AG	BRL	2,333,691	1,132,200	1,143,587	11,387
Expiring 12/04/12	UBS AG	BRL	1,151,491	560,200	564,270	4,070
Expiring 01/18/13	Citibank NA	BRL	1,835,521	890,900	893,807	2,907
Expiring 01/18/13	Citibank NA	BRL	1,227,207	598,200	597,589	(611)
Expiring 01/18/13	UBS AG	BRL	13,395,184	6,481,750	6,522,785	41,035
British Pound
Expiring 01/24/13	Credit Suisse International	GBP	558,900	901,672	901,672	—
Expiring 01/25/13	Barclays Capital PLC	GBP	422,517	676,900	681,644	4,744
Expiring 01/25/13	Citibank NA	GBP	928,811	1,488,900	1,498,443	9,543
Expiring 01/25/13	Citibank NA	GBP	1,168	1,884	1,885	1
Expiring 01/25/13	Deutsche Bank AG	GBP	740,269	1,194,100	1,194,269	169
Expiring 01/25/13	JPMorgan	GBP	11,923,721	19,304,337	19,236,442	(67,895)
Expiring 01/25/13	JPMorgan	GBP	626,778	1,017,271	1,011,175	(6,096)
Expiring 01/25/13	JPMorgan	GBP	558,659	897,200	901,280	4,080
Expiring 01/25/13	JPMorgan	GBP	368,640	595,600	594,723	(877)
Expiring 01/25/13	JPMorgan	GBP	137,547	221,788	221,904	116
Expiring 01/25/13	UBS AG	GBP	459,235	736,400	740,880	4,480

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	51

Portfolio of Investments

as of October 31, 2012 continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Canadian Dollar
Expiring 01/22/13	Barclays Capital PLC	CAD	890,570	$895,700	$890,059	$(5,641)
Expiring 01/22/13	Citibank NA	CAD	862,457	882,800	861,962	(20,838)
Expiring 01/22/13	Citibank NA	CAD	721,600	732,700	721,187	(11,513)
Expiring 01/22/13	JPMorgan	CAD	13,118,610	13,432,033	13,111,089	(320,944)
Expiring 01/22/13	JPMorgan	CAD	886,987	893,400	886,479	(6,921)
Expiring 01/22/13	JPMorgan	CAD	584,895	595,600	584,560	(11,040)
Expiring 01/22/13	Morgan Stanley	CAD	640,399	653,300	640,032	(13,268)
Chilean Peso
Expiring 11/19/12	Citibank NA	CLP	2,142,181,015	4,401,440	4,439,957	38,517
Expiring 12/11/12	UBS AG	CLP	575,795,020	1,194,100	1,189,570	(4,530)
Chinese Yuan Renminbi
Expiring 03/12/13	Citibank NA	CNY	18,370,810	2,882,600	2,911,499	28,899
Expiring 03/12/13	UBS AG	CNY	18,683,713	2,929,400	2,961,090	31,690
Expiring 03/20/13	Morgan Stanley	CNY	8,635,409	1,351,500	1,367,846	16,346
Expiring 03/20/13	UBS AG	CNY	46,553,944	7,363,800	7,374,131	10,331
Expiring 03/20/13	UBS AG	CNY	23,544,745	3,717,200	3,729,481	12,281
Expiring 03/20/13	UBS AG	CNY	21,663,622	3,426,568	3,431,512	4,944
Expiring 03/20/13	UBS AG	CNY	10,217,862	1,615,600	1,618,506	2,906
Expiring 06/10/13	UBS AG	CNY	33,733,663	5,260,200	5,317,667	57,467
Expiring 10/29/13	UBS AG	CNY	52,086,740	8,209,100	8,153,267	(55,833)
Colombian Peso
Expiring 12/04/12	UBS AG	COP	2,070,314,400	1,120,300	1,125,446	5,146
Expiring 12/04/12	UBS AG	COP	1,559,175,400	848,300	847,585	(715)
Expiring 11/01/12	UBS AG	COP	2,650,546,950	1,471,300	1,446,991	(24,309)
Expiring 01/18/13	UBS AG	COP	2,650,546,950	1,440,515	1,433,776	(6,739)
Czech Koruna
Expiring 01/24/13	Barclays Capital PLC	CZK	17,195,472	895,500	888,672	(6,828)
Expiring 01/24/13	Barclays Capital PLC	CZK	17,046,804	876,900	880,989	4,089
Expiring 01/24/13	Citibank NA	CZK	19,571,941	1,021,944	1,011,489	(10,455)
Expiring 01/24/13	Citibank NA	CZK	16,510,222	867,400	853,258	(14,142)
Expiring 01/24/13	Citibank NA	CZK	14,025,695	732,700	724,856	(7,844)
Expiring 01/24/13	Credit Suisse International	CZK	16,890,844	893,400	872,929	(20,471)
Expiring 01/24/13	JPMorgan	CZK	16,947,797	890,200	875,872	(14,328)
Expiring 01/24/13	UBS AG	CZK	11,457,055	595,800	592,107	(3,693)
Danish Krone
Expiring 01/24/13	Deutsche Bank AG	DKK	5,892,413	1,023,575	1,025,546	1,971
Euro
Expiring 01/14/13	UBS AG	EUR	4,840,000	6,172,288	6,278,335	106,047

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Euro (cont’d.)
Expiring 01/22/13	Barclays Capital PLC	EUR	455,000	$594,433	$590,262	$(4,171)
Expiring 01/22/13	Citibank NA	EUR	886,800	1,158,557	1,150,428	(8,129)
Expiring 01/23/13	Barclays Capital PLC	EUR	455,000	594,439	590,268	(4,171)
Expiring 01/24/13	Citibank NA	EUR	1,131,200	1,463,286	1,467,512	4,226
Expiring 01/24/13	Citibank NA	EUR	676,600	881,858	877,757	(4,101)
Expiring 01/24/13	Goldman Sachs	EUR	1,130,500	1,462,381	1,466,604	4,223
Expiring 01/24/13	JPMorgan	EUR	896,500	1,158,631	1,163,035	4,404
Expiring 01/24/13	JPMorgan	EUR	682,000	895,837	884,763	(11,074)
Expiring 01/24/13	JPMorgan	EUR	676,600	881,858	877,757	(4,101)
Expiring 01/25/13	Barclays Capital PLC	EUR	453,016	591,364	587,706	(3,658)
Expiring 01/25/13	Citibank NA	EUR	1,130,600	1,479,153	1,466,748	(12,405)
Expiring 01/25/13	Citibank NA	EUR	683,480	880,872	886,691	5,819
Expiring 01/25/13	Citibank NA	EUR	682,000	895,845	884,771	(11,074)
Expiring 01/25/13	Deutsche Bank AG	EUR	1,155,800	1,499,441	1,499,441	—
Expiring 01/25/13	HSBC	EUR	692,545	901,500	898,452	(3,048)
Expiring 01/25/13	JPMorgan	EUR	1,190,000	1,543,418	1,543,809	391
Expiring 01/25/13	JPMorgan	EUR	730,800	943,131	948,080	4,949
Expiring 01/25/13	JPMorgan	EUR	688,071	897,200	892,647	(4,553)
Expiring 01/25/13	JPMorgan	EUR	687,800	891,926	892,296	370
Expiring 01/25/13	JPMorgan	EUR	684,549	897,900	888,079	(9,821)
Expiring 01/25/13	JPMorgan	EUR	684,400	887,661	887,885	224
Expiring 01/25/13	JPMorgan	EUR	457,327	597,600	593,299	(4,301)
Expiring 01/25/13	JPMorgan	EUR	164,173	212,500	212,985	485
Expiring 01/25/13	JPMorgan	EUR	8,807	11,400	11,426	26
Expiring 01/25/13	Morgan Stanley	EUR	908,000	1,192,706	1,177,965	(14,741)
Expiring 01/25/13	Morgan Stanley	EUR	683,100	884,153	886,198	2,045
Expiring 01/25/13	Morgan Stanley	EUR	682,000	891,021	884,771	(6,250)
Expiring 01/25/13	Morgan Stanley	EUR	680,889	877,000	883,330	6,330
Expiring 01/25/13	Morgan Stanley	EUR	677,470	877,000	878,895	1,895
Expiring 01/25/13	UBS AG	EUR	4,175,200	5,429,547	5,416,565	(12,982)
Expiring 01/25/13	UBS AG	EUR	690,428	895,700	895,705	5
Expiring 01/25/13	UBS AG	EUR	686,000	896,503	889,961	(6,542)
Expiring 01/25/13	UBS AG	EUR	603,200	776,747	782,543	5,796
Expiring 01/25/13	UBS AG	EUR	20,853	27,005	27,053	48
Hong Kong Dollar
Expiring 01/23/13	Barclays Capital PLC	HKD	1,006,886	129,874	129,944	70
Expiring 01/23/13	Citibank NA	HKD	3,001,400	387,138	387,347	209
Expiring 02/01/13	Citibank NA	HKD	29,701,972	3,830,200	3,833,314	3,114
Expiring 02/01/13	Citibank NA	HKD	5,014,918	646,891	647,222	331

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	53

Portfolio of Investments

as of October 31, 2012 continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Hungarian Forint
Expiring 01/24/13	Barclays Capital PLC	HUF	195,414,454	$893,400	$884,384	$(9,016)
Expiring 01/24/13	Barclays Capital PLC	HUF	192,124,210	890,200	869,493	(20,707)
Expiring 01/24/13	Citibank NA	HUF	246,081,778	1,122,600	1,113,688	(8,912)
Expiring 01/24/13	Citibank NA	HUF	213,912,348	976,400	968,099	(8,301)
Expiring 01/24/13	Citibank NA	HUF	148,662,190	683,000	672,798	(10,202)
Expiring 01/24/13	Citibank NA	HUF	88,869,475	402,784	402,195	(589)
Expiring 01/24/13	JPMorgan	HUF	317,970,339	1,443,400	1,439,032	(4,368)
Indian Rupee
Expiring 01/07/13	Citibank NA	INR	63,824,328	1,224,800	1,171,206	(53,594)
Expiring 01/07/13	UBS AG	INR	344,183,613	6,056,372	6,315,929	259,557
Expiring 01/07/13	UBS AG	INR	114,475,680	2,178,000	2,100,682	(77,318)
Expiring 01/07/13	UBS AG	INR	100,677,509	1,816,300	1,847,479	31,179
Expiring 01/07/13	UBS AG	INR	94,533,675	1,755,500	1,734,737	(20,763)
Expiring 01/07/13	UBS AG	INR	88,942,467	1,702,900	1,632,136	(70,764)
Expiring 01/07/13	UBS AG	INR	64,690,983	1,227,300	1,187,110	(40,190)
Expiring 01/07/13	UBS AG	INR	63,799,832	1,224,800	1,170,757	(54,043)
Expiring 01/07/13	UBS AG	INR	58,111,570	1,025,800	1,066,374	40,574
Expiring 01/07/13	UBS AG	INR	57,137,520	1,035,100	1,048,500	13,400
Expiring 01/07/13	UBS AG	INR	44,712,052	787,600	820,487	32,887
Expiring 01/07/13	UBS AG	INR	41,449,662	771,300	760,621	(10,679)
Expiring 01/07/13	UBS AG	INR	37,389,462	677,100	686,114	9,014
Expiring 01/07/13	UBS AG	INR	31,817,856	569,600	583,872	14,272
Expiring 01/07/13	UBS AG	INR	30,812,383	566,300	565,421	(879)
Expiring 01/07/13	UBS AG	INR	30,475,575	588,900	559,241	(29,659)
Expiring 01/07/13	UBS AG	INR	26,827,278	507,900	492,293	(15,607)
Expiring 01/07/13	UBS AG	INR	23,698,170	459,000	434,872	(24,128)
Expiring 01/14/13	UBS AG	INR	89,003,743	1,643,500	1,631,237	(12,263)
Expiring 03/18/13	UBS AG	INR	63,446,070	1,178,200	1,151,313	(26,887)
Expiring 03/18/13	UBS AG	INR	48,203,166	867,900	874,710	6,810
Expiring 03/18/13	UBS AG	INR	39,388,986	722,800	714,765	(8,035)
Indonesian Rupiah
Expiring 11/19/12	UBS AG	IDR	12,589,434,000	1,326,600	1,307,438	(19,162)
Expiring 03/18/13	UBS AG	IDR	13,925,216,000	1,446,400	1,423,491	(22,909)
Expiring 03/18/13	UBS AG	IDR	5,610,707,600	581,300	573,549	(7,751)
Israeli New Shekel
Expiring 01/24/13	Citibank NA	ILS	2,267,532	595,600	581,906	(13,694)
Expiring 01/24/13	JPMorgan	ILS	7,116,196	1,819,139	1,826,195	7,056
Expiring 01/24/13	JPMorgan	ILS	3,025,727	787,900	776,478	(11,422)
Expiring 01/24/13	JPMorgan	ILS	1,349,920	344,666	346,424	1,758

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Japanese Yen
Expiring 01/25/13	Citibank NA	JPY	113,012,791	$1,454,800	$1,416,967	$(37,833)
Expiring 01/25/13	Citibank NA	JPY	47,490,046	595,600	595,436	(164)
Expiring 01/25/13	Deutsche Bank AG	JPY	3,634,882,717	46,729,206	45,574,581	(1,154,625)
Expiring 01/25/13	Deutsche Bank AG	JPY	118,932,163	1,495,182	1,491,185	(3,997)
Expiring 01/25/13	HSBC	JPY	118,862,042	1,494,000	1,490,306	(3,694)
Expiring 01/25/13	Morgan Stanley	JPY	124,694,147	1,587,700	1,563,430	(24,270)
Expiring 01/25/13	Morgan Stanley	JPY	103,977,776	1,330,500	1,303,685	(26,815)
Expiring 01/25/13	Morgan Stanley	JPY	79,026,112	1,010,400	990,839	(19,561)
Expiring 01/25/13	Morgan Stanley	JPY	15,851,437	203,000	198,747	(4,253)
Expiring 01/25/13	Morgan Stanley	JPY	3,439,167	44,177	43,121	(1,056)
Expiring 01/25/13	UBS AG	JPY	177,908,059	2,241,000	2,230,632	(10,368)
Expiring 01/25/13	UBS AG	JPY	121,890,118	1,559,900	1,528,272	(31,628)
Malaysian Ringgit
Expiring 12/10/12	UBS AG	MYR	2,719,561	890,200	890,109	(91)
Expiring 12/10/12	UBS AG	MYR	2,575,117	809,200	842,832	33,632
Expiring 12/10/12	UBS AG	MYR	2,558,160	807,500	837,282	29,782
Expiring 12/10/12	UBS AG	MYR	2,538,685	810,900	830,908	20,008
Expiring 12/10/12	UBS AG	MYR	2,520,461	789,000	824,943	35,943
Expiring 12/10/12	UBS AG	MYR	2,504,681	789,000	819,778	30,778
Expiring 12/10/12	UBS AG	MYR	2,141,956	683,000	701,059	18,059
Expiring 12/10/12	UBS AG	MYR	1,775,321	573,600	581,060	7,460
Expiring 12/10/12	UBS AG	MYR	1,765,424	578,600	577,821	(779)
Expiring 12/10/12	UBS AG	MYR	1,723,008	554,200	563,938	9,738
Expiring 12/10/12	UBS AG	MYR	1,697,072	533,000	555,449	22,449
Expiring 12/10/12	UBS AG	MYR	1,361,959	427,885	445,767	17,882
Mexican Peso
Expiring 01/22/13	Citibank NA	MXN	82,973,873	6,397,418	6,282,445	(114,973)
Expiring 01/22/13	Citibank NA	MXN	11,854,867	901,500	897,602	(3,898)
Expiring 01/22/13	Citibank NA	MXN	11,526,270	890,900	872,723	(18,177)
Expiring 01/22/13	Citibank NA	MXN	3,737,641	286,439	282,999	(3,440)
Expiring 01/22/13	Citibank NA	MXN	59,875	4,596	4,534	(62)
New Zealand Dollar
Expiring 01/23/13	Citibank NA	NZD	1,102,227	893,400	901,368	7,968
Expiring 01/23/13	Citibank NA	NZD	1,050,662	867,400	859,200	(8,200)
Expiring 01/23/13	HSBC	NZD	1,102,465	901,500	901,563	63
Expiring 01/23/13	JPMorgan	NZD	1,093,318	895,500	894,083	(1,417)
Expiring 01/23/13	JPMorgan	NZD	700,993	571,335	573,252	1,917
Expiring 01/23/13	UBS AG	NZD	5,160,822	4,236,152	4,220,367	(15,785)
Expiring 01/23/13	UBS AG	NZD	1,460,494	1,191,300	1,194,348	3,048

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	55

Portfolio of Investments

as of October 31, 2012 continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
New Zealand Dollar (cont’d.)
Expiring 01/23/13	UBS AG	NZD	1,101,094	$897,900	$900,442	$2,542
Expiring 01/23/13	UBS AG	NZD	734,923	597,600	600,999	3,399
Norwegian Krone
Expiring 01/24/13	Barclays Capital PLC	NOK	32,312,645	5,613,740	5,649,407	35,667
Expiring 01/24/13	Barclays Capital PLC	NOK	3,247,513	562,916	567,782	4,866
Expiring 01/24/13	Citibank NA	NOK	5,146,711	901,500	899,829	(1,671)
Expiring 01/24/13	Citibank NA	NOK	3,367,048	595,600	588,681	(6,919)
Expiring 01/24/13	JPMorgan	NOK	3,362,485	584,600	587,883	3,283
Expiring 01/24/13	UBS AG	NOK	5,063,594	890,200	885,297	(4,903)
Peruvian Nuevo Sol
Expiring 12/06/12	Citibank NA	PEN	11,272,467	4,295,910	4,340,140	44,230
Expiring 12/06/12	Citibank NA	PEN	2,309,213	890,900	889,096	(1,804)
Philippine Peso
Expiring 11/05/12	UBS AG	PHP	124,248,671	2,938,710	3,015,915	77,205
Expiring 11/05/12	UBS AG	PHP	58,914,828	1,400,400	1,430,053	29,653
Expiring 11/05/12	UBS AG	PHP	35,517,853	849,100	862,133	13,033
Expiring 11/05/12	UBS AG	PHP	35,043,510	831,400	850,619	19,219
Expiring 11/05/12	UBS AG	PHP	34,034,093	814,700	826,117	11,417
Expiring 11/05/12	UBS AG	PHP	23,667,142	564,700	574,478	9,778
Expiring 01/22/13	JPMorgan	PHP	187,192,176	4,537,443	4,540,515	3,072
Expiring 03/18/13	UBS AG	PHP	36,605,024	890,200	887,452	(2,748)
Expiring 03/18/13	UBS AG	PHP	23,873,036	578,600	578,778	178
Polish Zloty
Expiring 01/24/13	Barclays Capital PLC	PLN	2,843,051	877,000	881,873	4,873
Expiring 01/24/13	Citibank NA	PLN	3,375,265	1,052,300	1,046,958	(5,342)
Expiring 01/24/13	Citibank NA	PLN	3,265,371	1,025,700	1,012,871	(12,829)
Expiring 01/24/13	Citibank NA	PLN	2,882,971	895,500	894,256	(1,244)
Expiring 01/24/13	Citibank NA	PLN	2,819,963	890,200	874,712	(15,488)
Expiring 01/24/13	Citibank NA	PLN	2,787,159	867,400	864,536	(2,864)
Expiring 01/24/13	Citibank NA	PLN	1,924,552	595,800	596,968	1,168
Expiring 01/24/13	Citibank NA	PLN	141,747	44,727	43,968	(759)
Expiring 01/24/13	JPMorgan	PLN	2,177,455	683,000	675,415	(7,585)
Expiring 01/24/13	UBS AG	PLN	10,376,655	3,223,856	3,218,688	(5,168)
Expiring 01/24/13	UBS AG	PLN	3,757,535	1,155,274	1,165,533	10,259
Romanian Leu
Expiring 01/24/13	Barclays Capital PLC	RON	1,579,185	441,800	445,302	3,502
Expiring 01/24/13	Citibank NA	RON	5,215,023	1,471,300	1,470,543	(757)
Expiring 01/24/13	Citibank NA	RON	4,968,096	1,403,100	1,400,914	(2,186)
Expiring 01/24/13	Citibank NA	RON	3,162,342	887,700	891,724	4,024

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Romanian Leu (cont’d.)
Expiring 01/24/13	Citibank NA	RON	2,108,231	$593,500	$594,483	$983
Expiring 01/24/13	UBS AG	RON	2,103,858	595,600	593,250	(2,350)
Russian Rouble
Expiring 12/27/12	Citibank NA	RUB	54,415,572	1,601,400	1,716,519	115,119
Expiring 12/27/12	Citibank NA	RUB	35,920,203	1,068,100	1,133,089	64,989
Expiring 12/27/12	Citibank NA	RUB	35,815,252	1,076,600	1,129,778	53,178
Expiring 12/27/12	Citibank NA	RUB	27,012,034	798,700	852,084	53,384
Expiring 12/27/12	Citibank NA	RUB	26,720,398	797,600	842,885	45,285
Expiring 03/25/13	Citibank NA	RUB	52,151,754	1,651,993	1,623,323	(28,670)
Expiring 03/25/13	Citibank NA	RUB	36,809,082	1,156,500	1,145,753	(10,747)
Expiring 03/25/13	Citibank NA	RUB	28,184,177	890,200	877,287	(12,913)
Expiring 03/25/13	Citibank NA	RUB	27,769,821	870,500	864,389	(6,111)
Expiring 03/25/13	Citibank NA	RUB	27,728,037	870,500	863,088	(7,412)
Expiring 03/25/13	Citibank NA	RUB	18,653,470	586,200	580,625	(5,575)
Expiring 03/25/13	Citibank NA	RUB	18,557,697	580,200	577,644	(2,556)
Singapore Dollar
Expiring 01/23/13	Barclays Capital PLC	SGD	770,735	627,623	631,849	4,226
Expiring 01/23/13	Barclays Capital PLC	SGD	724,206	595,600	593,705	(1,895)
Expiring 01/23/13	Citibank NA	SGD	899,404	732,700	737,332	4,632
Expiring 01/23/13	JPMorgan	SGD	6,914,392	5,641,275	5,668,427	27,152
Expiring 01/23/13	JPMorgan	SGD	753,763	615,654	617,936	2,282
Expiring 01/23/13	Morgan Stanley	SGD	1,553,298	1,272,300	1,273,395	1,095
South African Rand
Expiring 01/30/13	Citibank NA	ZAR	7,247,144	870,500	824,285	(46,215)
Expiring 01/30/13	Citibank NA	ZAR	6,477,896	739,700	736,791	(2,909)
Expiring 01/30/13	Citibank NA	ZAR	5,754,693	652,800	654,535	1,735
Expiring 01/30/13	Citibank NA	ZAR	5,567,367	665,000	633,228	(31,772)
Expiring 01/30/13	Citibank NA	ZAR	5,224,299	597,600	594,208	(3,392)
Expiring 01/30/13	Citibank NA	ZAR	5,211,483	595,600	592,750	(2,850)
Expiring 01/30/13	Deutsche Bank AG	ZAR	7,893,468	895,500	897,797	2,297
Expiring 01/30/13	Deutsche Bank AG	ZAR	6,298,213	706,400	716,354	9,954
Expiring 01/30/13	Deutsche Bank AG	ZAR	5,159,327	588,600	586,818	(1,782)
Expiring 01/30/13	JPMorgan	ZAR	7,839,491	893,700	891,658	(2,042)
Expiring 01/30/13	JPMorgan	ZAR	6,072,993	725,400	690,738	(34,662)
Expiring 01/30/13	UBS AG	ZAR	6,039,437	721,736	686,921	(34,815)
South Korean Won
Expiring 01/14/13	Citibank NA	KRW	5,620,729,242	5,025,238	5,132,850	107,612
Expiring 01/14/13	Citibank NA	KRW	980,481,820	882,800	895,376	12,576
Expiring 01/14/13	UBS AG	KRW	1,489,974,500	1,336,300	1,360,645	24,345

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	57

Portfolio of Investments

as of October 31, 2012 continued

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
South Korean Won (cont’d.)
Expiring 03/18/13	UBS AG	KRW	991,015,150	$890,200	$902,345	$12,145
Expiring 03/18/13	UBS AG	KRW	828,423,000	747,000	754,301	7,301
Expiring 03/18/13	UBS AG	KRW	650,346,400	578,600	592,157	13,557
Swedish Krona
Expiring 01/24/13	Barclays Capital PLC	SEK	42,416,441	6,445,563	6,378,841	(66,722)
Expiring 01/24/13	Citibank NA	SEK	4,867,440	732,700	731,995	(705)
Expiring 01/24/13	Citibank NA	SEK	4,734,646	724,784	712,025	(12,759)
Expiring 01/24/13	Citibank NA	SEK	3,997,089	597,600	601,106	3,506
Expiring 01/24/13	Citibank NA	SEK	3,671,011	559,739	552,069	(7,670)
Expiring 01/24/13	Credit Suisse International	SEK	5,604,821	836,600	842,887	6,287
Expiring 01/24/13	JPMorgan	SEK	4,771,611	727,988	717,584	(10,404)
Expiring 01/24/13	UBS AG	SEK	7,861,560	1,197,100	1,182,269	(14,831)
Expiring 01/24/13	UBS AG	SEK	5,972,816	901,500	898,228	(3,272)
Expiring 01/24/13	UBS AG	SEK	5,910,456	890,200	888,850	(1,350)
Swiss Franc
Expiring 01/24/13	JPMorgan	CHF	835,101	895,700	897,958	2,258
Expiring 01/24/13	UBS AG	CHF	4,820,042	5,206,719	5,182,842	(23,877)
Taiwan Dollar
Expiring 11/05/12	UBS AG	TWD	24,302,501	814,700	831,910	17,210
Expiring 12/17/12	UBS AG	TWD	80,263,005	2,695,651	2,747,775	52,124
Expiring 03/12/13	UBS AG	TWD	42,142,870	1,432,700	1,443,868	11,168
Expiring 03/12/13	UBS AG	TWD	25,379,286	864,800	869,526	4,726
Expiring 03/12/13	UBS AG	TWD	16,837,839	578,600	576,885	(1,715)
Expiring 04/30/13	UBS AG	TWD	22,542,875	784,100	772,786	(11,314)
Expiring 04/30/13	UBS AG	TWD	18,915,507	660,400	648,437	(11,963)
Expiring 04/30/13	UBS AG	TWD	18,718,512	650,400	641,684	(8,716)
Expiring 04/30/13	UBS AG	TWD	15,061,686	525,200	516,325	(8,875)
Thai Baht
Expiring 11/30/12	Citibank NA	THB	243,623,879	7,664,744	7,932,789	268,045
Expiring 11/30/12	UBS AG	THB	26,627,776	849,100	867,044	17,944
Expiring 11/30/12	UBS AG	THB	26,006,192	831,400	846,804	15,404
Expiring 11/30/12	UBS AG	THB	25,490,195	800,300	830,002	29,702
Expiring 11/30/12	UBS AG	THB	25,406,887	798,700	827,289	28,589
Expiring 11/30/12	UBS AG	THB	20,921,642	656,800	681,243	24,443
Expiring 11/30/12	UBS AG	THB	20,897,563	657,400	680,459	23,059
Expiring 11/30/12	UBS AG	THB	17,850,099	578,600	581,228	2,628
Turkish Lira
Expiring 01/30/13	Citibank NA	TRY	1,578,831	866,000	870,200	4,200

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Turkish Lira (cont’d.)
Expiring 01/30/13	Citibank NA	TRY	1,213,208	$667,400	$668,680	$1,280
Expiring 01/30/13	Deutsche Bank AG	TRY	1,635,856	901,500	901,630	130
Expiring 01/30/13	JPMorgan	TRY	1,633,268	897,200	900,204	3,004

				$433,004,441	$432,181,597	$(822,844)

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Argentine Peso
Expiring 12/31/12	Citibank NA	ARS	2,855,358	$564,300	$570,340	$(6,040)
Expiring 12/31/12	Citibank NA	ARS	2,176,795	422,679	434,802	(12,123)
Expiring 12/31/12	Citibank NA	ARS	1,355,690	267,500	270,791	(3,291)
Expiring 03/14/13	Citibank NA	ARS	3,415,229	641,900	647,265	(5,365)
Expiring 03/14/13	Citibank NA	ARS	2,846,512	520,386	539,480	(19,094)
Australian Dollar
Expiring 01/23/13	Citibank NA	AUD	2,493,220	2,544,600	2,570,343	(25,743)
Expiring 01/23/13	HSBC	AUD	723,743	732,500	746,130	(13,630)
Expiring 01/23/13	JPMorgan	AUD	1,658,963	1,699,500	1,710,280	(10,780)
Brazilian Real
Expiring 11/26/12	Citibank NA	BRL	4,263,838	2,078,400	2,091,789	(13,389)
Expiring 11/26/12	Citibank NA	BRL	3,749,574	1,767,000	1,839,497	(72,497)
Expiring 11/26/12	Citibank NA	BRL	2,883,342	1,378,600	1,414,534	(35,934)
Expiring 11/26/12	Citibank NA	BRL	2,306,808	1,114,400	1,131,693	(17,293)
Expiring 11/26/12	Citibank NA	BRL	2,264,392	1,086,300	1,110,884	(24,584)
Expiring 11/26/12	Citibank NA	BRL	1,706,479	800,600	837,178	(36,578)
Expiring 11/26/12	UBS AG	BRL	1,602,146	747,200	785,994	(38,794)
Expiring 11/26/12	UBS AG	BRL	1,108,379	524,900	543,758	(18,858)
British Pound
Expiring 01/25/13	Barclays Capital PLC	GBP	346,078	556,600	558,324	(1,724)
Expiring 01/25/13	Barclays Capital PLC	GBP	50,743	81,810	81,863	(53)
Expiring 01/25/13	JPMorgan	GBP	51,317	82,035	82,789	(754)
Expiring 01/25/13	Morgan Stanley	GBP	1,398,192	2,241,000	2,255,692	(14,692)
Expiring 01/25/13	Morgan Stanley	GBP	597,547	964,600	964,018	582
Expiring 01/25/13	UBS AG	GBP	3,800,900	6,172,430	6,131,961	40,469
Expiring 01/25/13	UBS AG	GBP	368,859	591,300	595,077	(3,777)
Canadian Dollar
Expiring 01/22/13	Barclays Capital PLC	CAD	588,035	594,433	587,698	6,735

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	59

Portfolio of Investments

as of October 31, 2012 continued

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.)
Expiring 01/22/13	Citibank NA	CAD	1,739,162	$1,757,700	$1,738,165	$19,535
Expiring 01/22/13	Citibank NA	CAD	1,310,435	1,310,700	1,309,684	1,016
Expiring 01/22/13	Citibank NA	CAD	1,144,703	1,158,557	1,144,047	14,510
Expiring 01/22/13	Citibank NA	CAD	945,301	957,300	944,759	12,541
Expiring 01/22/13	HSBC	CAD	598,744	597,500	598,401	(901)
Expiring 01/22/13	JPMorgan	CAD	863,835	866,500	863,339	3,161
Expiring 01/22/13	UBS AG	CAD	1,692,870	1,704,800	1,691,899	12,901
Chilean Peso
Expiring 12/11/12	Citibank NA	CLP	435,758,050	895,700	900,259	(4,559)
Expiring 12/11/12	Citibank NA	CLP	415,140,150	866,500	857,663	8,837
Chinese Yuan Renminbi
Expiring 03/20/13	UBS AG	CNY	65,375,271	10,340,916	10,355,424	(14,508)
Expiring 03/20/13	UBS AG	CNY	59,559,700	9,310,567	9,434,239	(123,672)
Colombian Peso
Expiring 11/01/12	UBS AG	COP	2,650,546,950	1,454,746	1,446,991	7,755
Expiring 12/04/12	Citibank NA	COP	1,569,930,460	859,600	853,431	6,169
Expiring 12/04/12	Citibank NA	COP	1,050,037,100	576,500	570,812	5,688
Expiring 12/04/12	Citibank NA	COP	1,009,522,240	559,184	548,787	10,397
Expiring 01/18/13	UBS AG	COP	1,105,076,250	597,500	597,775	(275)
Czech Koruna
Expiring 01/24/13	Barclays Capital PLC	CZK	25,895,505	1,356,800	1,338,295	18,505
Expiring 01/24/13	Barclays Capital PLC	CZK	22,972,399	1,191,200	1,187,227	3,973
Expiring 01/24/13	Barclays Capital PLC	CZK	22,868,160	1,196,300	1,181,840	14,460
Expiring 01/24/13	Citibank NA	CZK	16,720,421	860,200	864,121	(3,921)
Expiring 01/24/13	Citibank NA	CZK	11,586,798	597,500	598,812	(1,312)
Expiring 01/24/13	Credit Suisse International	CZK	17,438,574	901,672	901,236	436
Expiring 01/24/13	UBS AG	CZK	28,016,734	1,450,900	1,447,921	2,979
Danish Krone
Expiring 01/24/13	JPMorgan	DKK	30,027,511	5,246,390	5,226,143	20,247
Euro
Expiring 01/24/13	Citibank NA	EUR	553,500	724,784	718,059	6,725
Expiring 01/24/13	Deutsche Bank AG	EUR	791,300	1,023,575	1,026,558	(2,983)
Expiring 01/24/13	JPMorgan	EUR	563,000	727,988	730,383	(2,395)
Expiring 01/24/13	UBS AG	EUR	3,988,500	5,206,719	5,174,304	32,415
Expiring 01/24/13	UBS AG	EUR	896,500	1,155,274	1,163,035	(7,761)
Expiring 01/25/13	Citibank NA	EUR	11,864,025	15,331,820	15,391,421	(59,601)
Expiring 01/25/13	Citibank NA	EUR	2,721,256	3,515,400	3,530,336	(14,936)
Expiring 01/25/13	Citibank NA	EUR	2,337,044	3,046,888	3,031,891	14,997

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Euro (cont’d.)
Expiring 01/25/13	Citibank NA	EUR	637,597	$826,988	$827,166	$(178)
Expiring 01/25/13	Citibank NA	EUR	631,245	813,100	818,925	(5,825)
Expiring 01/25/13	Citibank NA	EUR	351,975	454,059	456,624	(2,565)
Expiring 01/25/13	Citibank NA	EUR	279,514	360,915	362,619	(1,704)
Expiring 01/25/13	Citibank NA	EUR	3,635	4,747	4,716	31
Expiring 01/25/13	Deutsche Bank AG	EUR	1,158,800	1,495,182	1,503,333	(8,151)
Expiring 01/25/13	JPMorgan	EUR	2,242,252	2,901,700	2,908,915	(7,215)
Expiring 01/25/13	JPMorgan	EUR	2,001,106	2,612,600	2,596,072	16,528
Expiring 01/25/13	JPMorgan	EUR	789,000	1,017,271	1,023,584	(6,313)
Expiring 01/25/13	JPMorgan	EUR	675,415	870,300	876,228	(5,928)
Expiring 01/25/13	JPMorgan	EUR	158,042	204,752	205,031	(279)
Expiring 01/25/13	JPMorgan	EUR	144,345	186,778	187,261	(483)
Expiring 01/25/13	JPMorgan	EUR	120,000	157,234	155,678	1,556
Expiring 01/25/13	Morgan Stanley	EUR	1,341,883	1,741,000	1,740,849	151
Expiring 01/25/13	Morgan Stanley	EUR	510,948	664,247	662,862	1,385
Expiring 01/25/13	UBS AG	EUR	48,157	62,300	62,475	(175)
Expiring 01/30/13	UBS AG	EUR	563,000	721,736	730,426	(8,690)
Hong Kong Dollar
Expiring 12/20/12	Citibank NA	HKD	23,077,724	2,977,900	2,978,027	(127)
Expiring 01/23/13	Barclays Capital PLC	HKD	1,605,623	207,083	207,215	(132)
Expiring 01/23/13	Citibank NA	HKD	1,021,989	131,822	131,893	(71)
Expiring 02/01/13	Citibank NA	HKD	8,747,143	1,128,700	1,128,900	(200)
Expiring 02/01/13	Goldman Sachs	HKD	11,060,846	1,427,100	1,427,504	(404)
Expiring 02/01/13	Morgan Stanley	HKD	13,061,555	1,685,270	1,685,714	(444)
Expiring 02/01/13	UBS AG	HKD	3,007,671	387,985	388,168	(183)
Hungarian Forint
Expiring 01/24/13	Barclays Capital PLC	HUF	149,186,325	667,400	675,170	(7,770)
Expiring 01/24/13	Citibank NA	HUF	804,243,658	3,708,600	3,639,750	68,850
Expiring 01/24/13	JPMorgan	HUF	258,381,879	1,158,631	1,169,354	(10,723)
Expiring 01/24/13	UBS AG	HUF	186,668,801	836,600	844,803	(8,203)
Indian Rupee
Expiring 01/07/13	Citibank NA	INR	53,170,125	998,500	975,696	22,804
Expiring 01/07/13	UBS AG	INR	318,540,600	5,670,000	5,845,368	(175,368)
Expiring 01/07/13	UBS AG	INR	184,953,000	3,487,048	3,393,973	93,075
Expiring 01/07/13	UBS AG	INR	129,230,300	2,428,000	2,371,436	56,564
Expiring 01/07/13	UBS AG	INR	124,936,403	2,387,700	2,292,641	95,059
Expiring 01/07/13	UBS AG	INR	118,427,010	2,207,400	2,173,191	34,209
Expiring 01/07/13	UBS AG	INR	93,787,589	1,620,100	1,721,046	(100,946)
Expiring 01/07/13	UBS AG	INR	72,590,382	1,401,900	1,332,067	69,833

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	61

Portfolio of Investments

as of October 31, 2012 continued

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Indian Rupee (cont’d.)
Expiring 01/07/13	UBS AG	INR	70,898,574	$1,222,600	$1,301,022	$(78,422)
Expiring 01/07/13	UBS AG	INR	61,349,925	1,060,500	1,125,800	(65,300)
Expiring 01/07/13	UBS AG	INR	56,331,054	1,077,900	1,033,701	44,199
Expiring 01/07/13	UBS AG	INR	55,737,080	959,000	1,022,801	(63,801)
Expiring 01/07/13	UBS AG	INR	54,999,761	1,034,900	1,009,271	25,629
Expiring 01/07/13	UBS AG	INR	54,107,459	946,100	992,897	(46,797)
Expiring 01/07/13	UBS AG	INR	49,146,147	945,300	901,855	43,445
Expiring 01/07/13	UBS AG	INR	42,340,844	820,400	776,974	43,426
Expiring 01/07/13	UBS AG	INR	39,585,700	742,000	726,416	15,584
Expiring 01/07/13	UBS AG	INR	39,348,377	735,800	722,061	13,739
Expiring 01/07/13	UBS AG	INR	38,262,078	728,000	702,127	25,873
Expiring 01/07/13	UBS AG	INR	37,730,160	696,000	692,366	3,634
Expiring 01/07/13	UBS AG	INR	37,632,722	688,500	690,578	(2,078)
Expiring 01/07/13	UBS AG	INR	37,337,586	694,394	685,162	9,232
Expiring 01/07/13	UBS AG	INR	32,719,100	597,500	600,411	(2,911)
Expiring 01/07/13	UBS AG	INR	29,962,336	531,200	549,823	(18,623)
Expiring 01/07/13	UBS AG	INR	29,317,741	528,200	537,994	(9,794)
Expiring 01/07/13	UBS AG	INR	29,214,738	547,400	536,104	11,296
Expiring 01/07/13	UBS AG	INR	28,149,182	515,600	516,551	(951)
Expiring 01/07/13	UBS AG	INR	26,402,915	494,900	484,506	10,394
Expiring 01/07/13	UBS AG	INR	23,479,006	436,900	430,851	6,049
Expiring 01/07/13	UBS AG	INR	23,142,602	441,400	424,677	16,723
Expiring 01/07/13	UBS AG	INR	11,832,642	225,900	217,134	8,766
Expiring 03/18/13	UBS AG	INR	55,079,116	1,025,300	999,483	25,817
Indonesian Rupiah
Expiring 11/19/12	UBS AG	IDR	12,589,434,000	1,296,543	1,307,438	(10,895)
Expiring 03/18/13	UBS AG	IDR	9,993,359,400	1,023,700	1,021,561	2,139
Israeli New Shekel
Expiring 01/24/13	Citibank NA	ILS	3,466,910	895,500	889,697	5,803
Japanese Yen
Expiring 11/13/12	Citibank NA	JPY	100,960,000	1,323,198	1,264,821	58,377
Expiring 01/25/13	Citibank NA	JPY	70,378,785	895,845	882,417	13,428
Expiring 01/25/13	Deutsche Bank AG	JPY	119,948,114	1,499,441	1,503,923	(4,482)
Expiring 01/25/13	JPMorgan	JPY	73,626,784	943,131	923,141	19,990
Expiring 01/25/13	JPMorgan	JPY	70,141,156	891,926	879,438	12,488
Expiring 01/25/13	JPMorgan	JPY	69,580,484	887,661	872,408	15,253
Expiring 01/25/13	Morgan Stanley	JPY	70,229,427	891,021	880,545	10,476
Expiring 01/25/13	Morgan Stanley	JPY	69,312,995	884,153	869,054	15,099
Expiring 01/25/13	Morgan Stanley	JPY	45,918,707	586,100	575,734	10,366

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.)
Expiring 01/25/13	UBS AG	JPY	79,665,932	$1,023,100	$998,861	$24,239
Expiring 01/25/13	UBS AG	JPY	71,755,340	895,500	899,677	(4,177)
Expiring 01/25/13	UBS AG	JPY	71,510,286	896,503	896,604	(101)
Expiring 01/25/13	UBS AG	JPY	67,742,484	870,500	849,363	21,137
Expiring 01/25/13	UBS AG	JPY	63,996,105	808,100	802,390	5,710
Expiring 01/25/13	UBS AG	JPY	46,339,725	588,500	581,013	7,487
Malaysian Ringgit
Expiring 12/10/12	UBS AG	MYR	3,763,938	1,218,300	1,231,932	(13,632)
Expiring 12/10/12	UBS AG	MYR	2,592,501	804,500	848,522	(44,022)
Mexican Peso
Expiring 01/22/13	Citibank NA	MXN	16,389,122	1,251,200	1,240,918	10,282
Expiring 01/22/13	Citibank NA	MXN	11,799,986	896,400	893,447	2,953
New Zealand Dollar
Expiring 01/23/13	Barclays Capital PLC	NZD	734,363	594,439	600,540	(6,101)
Expiring 01/23/13	Citibank NA	NZD	2,157,798	1,758,400	1,764,583	(6,183)
Expiring 01/23/13	Citibank NA	NZD	1,800,349	1,464,800	1,472,272	(7,472)
Expiring 01/23/13	UBS AG	NZD	1,239,878	1,023,700	1,013,935	9,765
Norwegian Krone
Expiring 01/24/13	Citibank NA	NOK	6,183,510	1,074,900	1,081,099	(6,199)
Expiring 01/24/13	JPMorgan	NOK	723,099	125,600	126,424	(824)
Expiring 01/24/13	Morgan Stanley	NOK	727,414	126,300	127,178	(878)
Expiring 01/24/13	UBS AG	NOK	6,213,403	1,072,400	1,086,325	(13,925)
Peruvian Nuevo Sol
Expiring 12/06/12	Citibank NA	PEN	1,878,899	717,000	723,416	(6,416)
Expiring 01/10/13	Citibank NA	PEN	3,880,892	1,489,500	1,491,346	(1,846)
Philippine Peso
Expiring 11/05/12	JPMorgan	PHP	187,192,176	4,530,304	4,543,757	(13,453)
Expiring 11/05/12	UBS AG	PHP	72,646,860	1,716,000	1,763,373	(47,373)
Expiring 11/05/12	UBS AG	PHP	34,464,180	819,600	836,557	(16,957)
Expiring 11/05/12	UBS AG	PHP	17,122,881	404,940	415,627	(10,687)
Polish Zloty
Expiring 01/24/13	Citibank NA	PLN	4,710,102	1,463,286	1,461,005	2,281
Expiring 01/24/13	Citibank NA	PLN	4,375,528	1,335,300	1,357,225	(21,925)
Expiring 01/24/13	Citibank NA	PLN	4,000,414	1,241,300	1,240,871	429
Expiring 01/24/13	Citibank NA	PLN	3,510,437	1,107,400	1,099,537	7,863
Expiring 01/24/13	Citibank NA	PLN	2,853,879	897,200	885,232	11,968
Expiring 01/24/13	Citibank NA	PLN	141,747	44,869	43,968	901
Expiring 01/24/13	JPMorgan	PLN	9,596,212	2,985,800	2,976,606	9,194

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	63

Portfolio of Investments

as of October 31, 2012 continued

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Romanian Leu
Expiring 01/24/13	Barclays Capital PLC	RON	4,515,390	$1,276,300	$1,273,259	$3,041
Expiring 01/24/13	Citibank NA	RON	1,663,325	465,500	469,028	(3,528)
Expiring 01/24/13	Deutsche Bank AG	RON	4,452,253	1,236,200	1,255,456	(19,256)
Expiring 01/24/13	JPMorgan	RON	4,096,951	1,161,646	1,155,267	6,379
Expiring 01/24/13	JPMorgan	RON	3,125,206	881,858	881,252	606
Russian Rouble
Expiring 12/27/12	Barclays Capital PLC	RUB	124,142,278	3,941,338	3,916,021	25,317
Expiring 12/27/12	Citibank NA	RUB	57,251,600	1,691,782	1,805,980	(114,198)
Singapore Dollar
Expiring 01/23/13	Citibank NA	SGD	1,625,133	1,318,300	1,332,286	(13,986)
Expiring 01/23/13	JPMorgan	SGD	2,079,844	1,687,500	1,705,058	(17,558)
Expiring 01/23/13	JPMorgan	SGD	1,538,793	1,255,300	1,261,504	(6,204)
South African Rand
Expiring 01/30/13	Citibank NA	ZAR	2,511,000	293,000	285,599	7,401
Expiring 01/30/13	Citibank NA	ZAR	1,879,768	207,000	213,803	(6,803)
Expiring 01/30/13	Goldman Sachs	ZAR	8,044,064	960,566	914,926	45,640
Expiring 01/30/13	JPMorgan	ZAR	22,845,276	2,718,500	2,598,405	120,095
Expiring 01/30/13	JPMorgan	ZAR	12,371,820	1,461,600	1,407,162	54,438
Expiring 01/30/13	UBS AG	ZAR	12,182,610	1,366,000	1,385,641	(19,641)
Swedish Krona
Expiring 01/24/13	Citibank NA	SEK	8,846,405	1,318,300	1,330,376	(12,076)
Expiring 01/24/13	Citibank NA	SEK	8,001,899	1,194,100	1,203,374	(9,274)
Expiring 01/24/13	Citibank NA	SEK	6,572,442	985,300	988,404	(3,104)
Expiring 01/24/13	Citibank NA	SEK	3,992,415	594,800	600,404	(5,604)
Expiring 01/24/13	UBS AG	SEK	9,969,162	1,488,900	1,499,223	(10,323)
Expiring 01/24/13	UBS AG	SEK	9,480,624	1,425,700	1,425,754	(54)
Swiss Franc
Expiring 01/24/13	Citibank NA	CHF	5,108,773	5,489,940	5,493,305	(3,365)
Expiring 01/24/13	Citibank NA	CHF	818,907	881,858	880,545	1,313
Expiring 01/24/13	Citibank NA	CHF	307,714	330,006	330,875	(869)
Expiring 01/24/13	Citibank NA	CHF	101,598	109,019	109,245	(226)
Expiring 01/24/13	Goldman Sachs	CHF	1,366,893	1,462,381	1,469,778	(7,397)
Expiring 01/24/13	JPMorgan	CHF	825,155	895,837	887,264	8,573
Expiring 01/24/13	UBS AG	CHF	1,351,097	1,450,300	1,452,792	(2,492)
Expiring 05/16/13	Barclays Capital PLC	CHF	520,625	580,161	560,983	19,178
Taiwan Dollar
Expiring 11/05/12	UBS AG	TWD	24,302,501	810,083	831,909	(21,826)
Expiring 12/17/12	UBS AG	TWD	80,263,005	2,679,900	2,747,775	(67,875)
Expiring 03/12/13	Citibank NA	TWD	40,840,917	1,400,100	1,399,261	839

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Sales Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at October 31, 2012	Unrealized Appreciation (Depreciation)
Taiwan Dollar (cont’d.)
Expiring 04/30/13	UBS AG	TWD	38,532,183	$1,297,729	$1,320,911	$(23,182)
Expiring 04/30/13	UBS AG	TWD	36,706,396	1,234,700	1,258,321	(23,621)
Thai Baht
Expiring 11/30/12	Deutsche Bank AG	THB	33,828,287	1,051,100	1,101,504	(50,404)
Expiring 11/30/12	UBS AG	THB	176,556,920	5,507,404	5,748,980	(241,576)
Expiring 11/30/12	UBS AG	THB	18,032,416	580,300	587,165	(6,865)
Turkish Lira
Expiring 01/14/13	UBS AG	TRY	12,496,880	6,172,288	6,902,455	(730,167)
Expiring 01/30/13	Citibank NA	TRY	1,632,180	883,000	899,604	(16,604)
Expiring 01/30/13	Citibank NA	TRY	1,362,584	739,200	751,012	(11,812)
Expiring 01/30/13	UBS AG	TRY	9,678,995	5,308,055	5,334,744	(26,689)

				$287,887,706	$289,255,072	(1,367,366)

						$(2,190,210)

Credit default swap agreements outstanding at October 31, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	$250	$(28,618)	$—	$(28,618)	Deutsche Bank AG
Duke Energy Corp.	03/20/14	0.700%	350	(3,246)	—	(3,246)	Goldman Sachs International
Masco Corp.	09/20/13	1.000%	260	(1,447)	2,175	(3,622)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	06/20/14	1.000%	600	20,277	15,789	4,488	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	450	86,938	31,091	55,847	JPMorgan Chase Bank
Sealed Air Corp.	06/20/13	1.000%	600	(2,949)	1,623	(4,572)	Deutsche Bank AG
SLM Corp.	06/20/14	5.000%	510	(34,534)	32,499	(67,033)	JPMorgan Chase Bank
Starwood Hotels & Resorts Holdings	03/20/14	7.050%	250	(25,276)	—	(25,276)	Deutsche Bank AG
Toll Brothers Finance Corp.	03/20/15	1.000%	420	(4,413)	1,170	(5,583)	Credit Suisse International

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	65

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as of October 31, 2012 continued

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1) (cont’d.):
Viacom, Inc.	06/20/14	1.000%	$500	$(6,257)	$12,832	$(19,089)	Citibank NA
Westvaco Corp.	09/20/19	1.000%	450	13,519	6,098	7,421	JPMorgan Chase Bank

				$13,994	$103,277	$(89,283)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1):
Republic of Hungary	03/20/13	1.000%	$7,000	$(18,633)	$142,544	$(161,177)	Citibank NA
Republic of Hungary	03/20/13	1.000%	1,000	(2,662)	20,005	(22,667)	Barclays Bank PLC

				$(21,295)	$162,549	$(183,844)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2012(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Netherlands	06/20/16	0.250%	$2,000	0.219%	$2,867	$(58,845)	$61,712	HSBC Bank USA NA
Kingdom of Netherlands	06/20/17	0.250%	2,000	0.357%	(9,239)	(92,165)	82,926	Barclays Bank PLC
Republic of Belgium	09/20/15	1.000%	1,300	0.215%	31,073	(41,964)	73,037	HSBC Bank USA NA
Republic of France	03/20/14	0.250%	5,000	0.111%	11,122	(66,080)	77,202	Citibank NA
Republic of France	06/20/15	0.250%	5,000	0.186%	9,891	(176,315)	186,206	Barclays Bank PLC
Republic of France	06/20/16	0.250%	2,700	0.354%	(9,427)	(156,882)	147,455	Barclays Bank PLC
Republic of France	12/20/16	0.250%	4,500	0.457%	(37,042)	(353,862)	316,820	Citibank NA
Republic of France	12/20/16	1.000%	1,000	0.457%	(7,357)	(31,892)	24,535	UBS AG
Republic of France	06/20/17	0.250%	2,500	0.587%	(37,928)	(194,311)	156,383	Barclays Bank PLC

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at October 31, 2012(3)	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2) (cont’d.):
Republic of France	03/20/22	0.250%	$1,250	1.084%	$(88,285)	$(167,253)	$78,968	Morgan Stanley Capital Services
Republic of France	09/20/22	0.250%	3,000	1.104%	(226,207)	(290,349)	64,142	HSBC Bank USA NA
Republic of Germany	06/20/17	0.250%	2,000	0.227%	2,710	(76,601)	79,311	Barclays Bank PLC
Republic of Ireland	03/20/13	1.000%	2,000	0.241%	8,224	(160,925)	169,149	Morgan Stanley Capital Services
Republic of Ireland	12/20/14	1.000%	2,000	0.819%	10,053	(399,762)	409,815	HSBC Bank USA NA
Republic of Italy	12/20/16	1.000%	2,000	2.349%	(102,617)	(293,423)	190,806	UBS AG
Republic of Portugal	12/20/13	1.000%	1,000	3.377%	(25,349)	(220,692)	195,343	HSBC Bank USA NA
Republic of Portugal	03/20/14	1.000%	400	3.572%	(13,381)	(123,989)	110,608	Morgan Stanley Capital Services
Republic of Portugal	12/20/14	1.000%	1,500	3.890%	(85,964)	(412,058)	326,094	Barclays Bank PLC

					$(566,856)	$(3,317,368)	$2,750,512

The Fund entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	67

Portfolio of Investments

as of October 31, 2012 continued

the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding at October 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
	$5,000	07/12/14	0.518%	3 Month LIBOR(2)	$20,371	$—	$20,371	Bank of Nova Scotia
	9,625	08/31/16	0.934%	3 Month LIBOR(2)	131,536	—	131,536	Credit Suisse International
	2,995	08/31/16	0.975%	3 Month LIBOR(1)	(45,786)	—	(45,786)	JPMorgan Chase Bank NA
	2,995	08/31/16	0.978%	3 Month LIBOR(1)	(46,202)	—	(46,202)	JPMorgan Chase Bank NA
	11,150	11/30/16	0.913%	3 Month LIBOR(1)	(128,671)	—	(128,671)	JPMorgan Chase Bank NA
	3,100	02/24/17	1.192%	3 Month LIBOR(1)	(71,546)	—	(71,546)	Citibank NA
	1,100	08/24/22	1.875%	3 Month LIBOR(2)	21,032	—	21,032	HSBC Bank USA NA
	1,000	10/29/22	1.881%	3 Month LIBOR(1)	(5,874)	—	(5,874)	Royal Bank of Scotland
	4,515	08/15/28	2.370%	3 Month LIBOR(1)	(49,829)	—	(49,829)	Citibank NA
	720	02/24/42	2.864%	3 Month LIBOR(2)	46,754	—	46,754	Citibank NA
AUD	11,500	09/21/13	2.860%	1 Day AONIA(1)	(332)	—	(332)	Barclays Bank PLC
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	103,248	—	103,248	Citibank NA
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	26,663	—	26,663	Citibank NA
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	13,886	—	13,886	HSBC Bank USA NA
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	15,449	—	15,449	Barclays Bank PLC
BRL	5,610	01/01/17	0.000%	1 Day BZDIOVER(2)	97,295	—	97,295	Barclays Bank PLC
BRL	937	01/01/21	0.000%	1 Day BZDIOVER(2)	22,356	—	22,356	Morgan Stanley Capital Services
BRL	880	01/01/21	0.000%	1 Day BZDIOVER(2)	44,106	—	44,106	HSBC Bank USA NA
BRL	880	01/01/21	0.000%	1 Day BZDIOVER(2)	44,106	—	44,106	Barclays Bank PLC
BRL	445	01/01/21	0.000%	1 Day BZDIOVER(2)	21,390	—	21,390	UBS AG

See Notes to Financial Statements.

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Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	$23,442	$—	$23,442	Citibank NA
CAD	2,100	02/27/17	1.625%	3 Month Canadian Banker’s Acceptance(2)	6,531	—	6,531	Credit Suisse International
CAD	5,400	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	107,240	—	107,240	Bank of Nova Scotia
CAD	700	02/22/42	2.865%	3 Month Canadian Banker’s Acceptance(1)	(39,419)	—	(39,419)	Citibank NA
CHF	3,500	07/20/14	(0.088)%	3 Month Swiss Franc LIBOR Rate(1)	12,867	—	12,867	Credit Suisse International
CHF	1,000	03/01/22	1.030%	6 Month Swiss Franc LIBOR Rate(2)	25,295	—	25,295	Credit Suisse International
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	30,255	—	30,255	Credit Suisse International
EUR	3,000	07/20/14	0.406%	3 Month EURIBOR(2)	12,875	—	12,875	Credit Suisse International
EUR	3,000	08/19/14	1.065%	1 Day EUR EONIA OIS(2)	73,940	—	73,940	HSBC Bank USA NA
EUR	1,300	08/04/16	1.925%	1 Day EUR EONIA OIS(2)	105,087	—	105,087	HSBC Bank USA NA
EUR	1,000	08/29/16	1.600%	1 Day EUR EONIA OIS(2)	63,124	—	63,124	HSBC Bank USA NA
EUR	500	08/30/16	1.560%	1 Day EUR EONIA OIS(2)	30,499	—	30,499	HSBC Bank USA NA
EUR	500	11/04/16	1.310%	1 Day EUR EONIA OIS(2)	29,244	—	29,244	HSBC Bank USA NA
EUR	500	11/07/16	1.265%	6 Month EURIBOR(2)	27,143	—	27,143	HSBC Bank USA NA
EUR	1,000	12/16/16	1.210%	1 Day EUR EONIA OIS(2)	64,939	—	64,939	HSBC Bank USA NA
EUR	1,800	07/27/22	1.772%	6 Month EURIBOR(2)	9,256	—	9,256	Citibank NA
EUR	1,709	07/23/42	2.246%	6 Month EURIBOR(1)	26,196	—	26,196	Royal Bank of Scotland
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	11,638	—	11,638	Citibank NA
EUR	1,871	07/23/52	2.708%	6 Month EURIBOR(2)	(8,943)	—	(8,943)	Royal Bank of Scotland

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	69

Portfolio of Investments

as of October 31, 2012 continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	$37,193	$—	$37,193	Citibank NA
GBP	1,200	08/09/16	1.894%	6 Month GBP LIBOR(2)	76,563	—	76,563	HSBC Bank USA NA
GBP	2,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	56,532	—	56,532	HSBC Bank USA NA
GBP	400	09/27/22	1.790%	3 Month GBP LIBOR(2)	(1,941)	—	(1,941)	HSBC Bank USA NA
GBP	2,600	01/13/32	2.788%	6 Month GBP LIBOR(2)	47,835	—	47,835	Barclays Bank PLC
GBP	500	02/27/42	3.070%	6 Month GBP LIBOR(2)	15,760	—	15,760	HSBC Bank USA NA
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	(11,379)	—	(11,379)	HSBC Bank USA NA
ILS	4,500	10/29/22	3.900%	3 Month TELBOR(2)	15,498	—	15,498	Royal Bank of Scotland
JPY	165,000	06/13/18	0.778%	6 Month Yen LIBOR(2)	52,469	—	52,469	Barclays Bank PLC
JPY	165,000	08/24/18	0.463%	6 Month Yen LIBOR(2)	11,329	—	11,329	Credit Suisse International
JPY	186,905	05/17/20	1.388%	6 Month Yen LIBOR(2)	166,383	—	166,383	Citibank NA
JPY	90,000	12/20/20	1.353%	6 Month Yen LIBOR(2)	76,605	—	76,605	Citibank NA
JPY	60,000	02/02/21	1.265%	6 Month Yen LIBOR(2)	43,611	—	43,611	Barclays Bank PLC
JPY	96,000	02/16/21	1.365%	6 Month Yen LIBOR(2)	79,790	—	79,790	Barclays Bank PLC
JPY	50,000	06/02/21	1.200%	6 Month Yen LIBOR(2)	33,149	—	33,149	Barclays Bank PLC
JPY	45,000	06/16/21	1.170%	6 Month Yen LIBOR(2)	28,555	—	28,555	Barclays Bank PLC
JPY	40,000	06/28/21	1.123%	6 Month Yen LIBOR(2)	22,933	—	22,933	Barclays Bank PLC
JPY	40,000	07/11/21	1.193%	6 Month Yen LIBOR(2)	25,426	—	25,426	UBS AG
JPY	30,000	07/22/21	1.090%	6 Month Yen LIBOR(2)	15,365	—	15,365	Citibank NA
JPY	50,000	10/04/21	1.013%	6 Month Yen LIBOR(2)	24,767	—	24,767	Royal Bank of Scotland

See Notes to Financial Statements.

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Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
JPY	40,000	11/14/21	0.975%	6 Month Yen LIBOR(2)	$14,845	$—	$14,845	Credit Suisse International
JPY	220,000	07/26/22	0.745%	6 Month Yen LIBOR(2)	(2,665)	—	(2,665)	Barclays Bank PLC
JPY	85,500	07/21/24	1.489%	6 Month Yen LIBOR(2)	69,472	—	69,472	Citibank NA
JPY	60,000	07/04/26	1.603%	6 Month Yen LIBOR(2)	47,961	—	47,961	Citibank NA
JPY	70,000	08/02/26	1.534%	6 Month Yen LIBOR(2)	45,824	—	45,824	Citibank NA
JPY	300,000	09/03/27	1.290%	6 Month Yen LIBOR(2)	15,597	—	15,597	Citibank NA
JPY	35,000	10/02/27	1.238%	6 Month Yen LIBOR(2)	(2,369)	—	(2,369)	Barclays Bank PLC
JPY	110,000	08/18/31	1.750%	6 Month Yen LIBOR(2)	60,543	—	60,543	Barclays Bank PLC
JPY	25,000	08/30/31	1.750%	6 Month Yen LIBOR(2)	13,580	—	13,580	Barclays Bank PLC
JPY	240,000	01/18/32	1.638%	6 Month Yen LIBOR(2)	61,660	—	61,660	Barclays Bank PLC
JPY	80,000	09/24/32	1.561%	6 Month Yen LIBOR(1)	(2,587)	—	(2,587)	Citibank NA
JPY	40,000	07/09/42	1.705%	6 Month Yen LIBOR(2)	649	—	649	Barclays Bank PLC
JPY	20,000	10/02/42	1.659%	6 Month Yen LIBOR(2)	(7,048)	—	(7,048)	Barclays Bank PLC
MXN	40,500	07/05/13	5.480%	28 Day Mexican Interbank Rate(2)	12,665	—	12,665	Barclays Bank PLC
MXN	39,000	08/10/14	4.780%	28 Day Mexican Interbank Rate(2)	(15,098)	—	(15,098)	HSBC Bank USA NA
MXN	17,100	02/18/22	6.600%	28 Day Mexican Interbank Rate(2)	71,624	—	71,624	Barclays Bank PLC
MXN	14,000	04/15/22	6.380%	28 Day Mexican Interbank Rate(2)	39,912	—	39,912	JPMorgan Chase Bank NA
MXN	31,100	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	88,085	—	88,085	Morgan Stanley Capital Services
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	128,968	—	128,968	Barclays Bank PLC
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	131,636	—	131,636	Citibank NA
NZD	1,480	03/26/17	3.810%	3 Month BBR(2)	44,219	—	44,219	HSBC Bank USA NA

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	71

Portfolio of Investments

as of October 31, 2012 continued

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	$11,401	$—	$11,401	Citibank NA
PLN	13,100	08/13/14	4.510%	6 Month WIBOR(1)	(14,365)	—	(14,365)	HSBC Bank USA NA
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	119,837	—	119,837	UBS AG
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	139,048	—	139,048	HSBC Bank USA NA
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(121,199)	—	(121,199)	UBS AG
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(112,082)	—	(112,082)	HSBC Bank USA NA
SEK	13,100	02/27/22	2.520%	3 Month STIBOR(2)	107,855	—	107,855	Citibank NA
SEK	5,200	02/27/32	2.640%	3 Month STIBOR(1)	(53,884)	—	(53,884)	Citibank NA
SGD	4,500	04/11/13	0.875%	6 Month SOR(1)	(5,574)	—	(5,574)	Barclays Bank PLC
SGD	4,500	04/21/13	0.755%	6 Month SOR(2)	4,836	—	4,836	Citibank NA
ZAR	180,000	10/08/13	4.960%	3 Month JIBAR(1)	4,669	—	4,669	Barclays Bank PLC

					$2,585,619	$—	$2,585,619

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at October 31, 2012:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements:
CHF	2,000	05/12/15	2.625%	3 Month LIBOR(1)	$(129,936)	$(78,305)	$(51,631)	Citibank NA
CHF	1,000	05/12/15	2.625%	3 Month LIBOR(2)	19,772	(25,901)	45,673	Credit Suisse International
CHF	500	05/20/16	4.000%	3 Month LIBOR(3)	42,219	679	41,540	Credit Suisse International
CHF	300	11/23/16	2.875%	3 Month LIBOR(4)	(24,479)	(27,045)	2,566	Citibank NA
CHF	300	11/23/16	2.875%	3 Month LIBOR(5)	(26,812)	(22,679)	(4,133)	Citibank NA
EUR	550	05/16/13	5.250%	3 Month LIBOR(6)	34,181	—	34,181	Citibank NA

See Notes to Financial Statements.

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Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	Over-the-counter swap agreements (cont’d.):
EUR	500	06/10/13	5.375%	3 Month LIBOR(7)	$(22,108)	$(23,855)	$1,747	Citibank NA
EUR	750	02/10/14	6.500%	3 Month LIBOR(8)	(17,425)	(56,251)	38,826	Citibank NA
EUR	1,500	07/28/14	6.750%	3 Month LIBOR(9)	(61,933)	(56,992)	(4,941)	Citibank NA
EUR	1,000	10/14/14	7.500%	3 Month LIBOR(10)	(63,259)	(156,521)	93,262	Citibank NA
EUR	1,000	10/14/14	7.500%	3 Month LIBOR(11)	(114,081)	(170,148)	56,067	Citibank NA
EUR	600	10/14/14	7.500%	3 Month LIBOR(12)	(73,203)	(87,625)	14,422	Citibank NA
EUR	1,000	10/15/14	NA	3 Month LIBOR(13)	(11,060)	—	(11,060)	Citibank NA
EUR	400	03/18/15	5.000%	3 Month LIBOR(14)	(44,660)	(25,221)	(19,439)	Citibank NA
EUR	500	10/12/15	3.750%	3 Month LIBOR(15)	8,307	(16,600)	24,907	Citibank NA
EUR	500	10/12/15	3.750%	3 Month LIBOR(16)	(30,087)	(16,422)	(13,665)	Citibank NA
EUR	480	11/30/15	4.500%	3 Month LIBOR(17)	(74,597)	(5,471)	(69,126)	Citibank NA
EUR	120	11/30/15	4.500%	3 Month LIBOR(18)	(17,527)	(2,177)	(15,350)	JPMorgan Chase Bank
EUR	500	02/01/16	3.625%	3 Month LIBOR(19)	(19,630)	47	(19,677)	Citibank NA
EUR	500	04/05/16	4.500%	3 Month LIBOR(20)	(50,974)	(22,723)	(28,251)	Citibank NA
EUR	227	04/05/16	4.500%	3 Month LIBOR(21)	(15,556)	(15,773)	217	Citibank NA
EUR	700	04/15/16	4.500%	3 Month LIBOR(22)	(36,955)	—	(36,955)	Citibank NA
EUR	200	07/14/17	4.250%	3 Month LIBOR(23)	(41,790)	(20,832)	(20,958)	Citibank NA
EUR	100	07/14/17	4.250%	3 Month LIBOR(24)	(21,206)	(11,428)	(9,778)	Citibank NA
JPY	100,000	11/13/12	1.920%	6 Month LIBOR(25)	(51,440)	—	(51,440)	Citibank NA
JPY	62,000	12/15/14	5.500%	3 Month LIBOR(26)	10,595	(12)	10,607	Citibank NA
JPY	100,000	06/08/15	4.500%	3 Month LIBOR(27)	(25,282)	62	(25,344)	Citibank NA
JPY	24,000	06/08/15	4.500%	3 Month LIBOR(28)	(10,961)	(12,097)	1,136	Citibank NA
JPY	20,000	06/08/15	4.500%	3 Month LIBOR(29)	(9,537)	(11,241)	1,704	Citibank NA
JPY	92,000	11/14/16	3.700%	3 Month LIBOR(30)	(73,896)	66	(73,962)	Citibank NA
JPY	125,000	03/24/17	3.450%	3 Month LIBOR(31)	58,379	31	58,348	Citibank NA

					$(894,941)	$(864,434)	$(30,507)

(1)	The Fund pays a fixed rate based on a notional amount of CHF 2,000,000. The Fund receives a floating rate based on a notional amount of $2,105,263.
(2)	The Fund pays a fixed rate based on a notional amount of CHF 1,000,000. The Fund receives a floating rate based on a notional amount of $1,111,111.
(3)	The Fund pays a fixed rate based on a notional amount of CHF 500,000. The Fund receives a floating rate based on a notional amount of $566,893.
(4)	The Fund pays a fixed rate based on a notional amount of CHF 300,000. The Fund receives a floating rate based on a notional amount of $324,851.
(5)	The Fund pays a fixed rate based on a notional amount of CHF 300,000. The Fund receives a floating rate based on a notional amount of $326,975.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	73

Portfolio of Investments

as of October 31, 2012 continued

(6)	The Fund pays a fixed rate based on a notional amount of EUR 550,000. The Fund receives a floating rate based on a notional amount of $776,875.
(7)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $648,500.
(8)	The Fund pays a fixed rate based on a notional amount of EUR 750,000. The Fund receives a floating rate based on a notional amount of $1,034,850.
(9)	The Fund pays a fixed rate based on a notional amount of EUR 1,500,000. The Fund receives a floating rate based on a notional amount of $1,986,450
(10)	The Fund pays a fixed rate based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,364,000.
(11)	The Fund pays a fixed rate based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,333,000.
(12)	The Fund pays a fixed rate based on a notional amount of EUR 600,000. The Fund receives a floating rate based on a notional amount of $778,200.
(13)	The Fund pays a floating rate of 3 Month EURIBOR - 28.75 basis points based on a notional amount of EUR 1,000,000. The Fund receives a floating rate based on a notional amount of $1,293,500.
(14)	The Fund pays a fixed rate based on a notional amount of EUR 400,000. The Fund receives a floating rate based on a notional amount of $493,720.
(15)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $689,600.
(16)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $648,500.
(17)	The Fund pays a fixed rate based on a notional amount of EUR 480,000. The Fund receives a floating rate based on a notional amount of $582,288.
(18)	The Fund pays a fixed rate based on a notional amount of EUR 120,000. The Fund receives a floating rate based on a notional amount of $147,072.
(19)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $651,300.
(20)	The Fund pays a fixed rate based on a notional amount of EUR 500,000. The Fund receives a floating rate based on a notional amount of $651,300.
(21)	The Fund pays a fixed rate based on a notional amount of EUR 227,000. The Fund receives a floating rate based on a notional amount of $302,705.
(22)	The Fund pays a fixed rate based on a notional amount of EUR 700,000. The Fund receives a floating rate based on a notional amount of $960,190.
(23)	The Fund pays a fixed rate based on a notional amount of EUR 200,000. The Fund receives a floating rate based on a notional amount of $243,880.
(24)	The Fund pays a fixed rate based on a notional amount of EUR 100,000. The Fund receives a floating rate based on a notional amount of $122,290.
(25)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,197,891.
(26)	The Fund pays a fixed rate based on a notional amount of JPY 62,000,000. The Fund receives a floating rate based on a notional amount of $808,450.
(27)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,246,106.

See Notes to Financial Statements.

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(28)	The Fund pays a fixed rate based on a notional amount of JPY 24,000,000. The Fund receives a floating rate based on a notional amount of $307,141.
(29)	The Fund pays a fixed rate based on a notional amount of JPY 20,000,000. The Fund receives a floating rate based on a notional amount of $256,805.
(30)	The Fund pays a fixed rate based on a notional amount of JPY 92,000,000. The Fund receives a floating rate based on a notional amount of $1,110,708.
(31)	The Fund pays a fixed rate based on a notional amount of JPY 125,000,000. The Fund receives a floating rate based on a notional amount of $1,605,240.

Inflation swap agreements outstanding at October 31, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Description	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
EUR	450	08/28/22	2.250%	France Consumer Price Index Ex Tobacco(2)	$(5,803)	$—	$(5,803)	Barclays Bank PLC
EUR	250	10/16/22	2.420%	France Consumer Price Index Ex Tobacco(2)	2,108	—	2,108	Citibank NA
EUR	250	10/16/22	2.070%	Eurostat Eurozone HICP ex Tobacco NSA(1)	(440)	—	(440)	Citibank NA

					$(4,135)	$—	$(4,135)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	75

Portfolio of Investments

as of October 31, 2012 continued

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$179,043,894	$2,020,650
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	7,901,859	17,826
Residential Mortgage-Backed Securities	—	14,007,176	—
Bank Loans	—	7,549,918	288,755
Commercial Mortgage-Backed Securities	—	6,405,978	—
Corporate Bonds	—	69,845,115	739,080
Municipal Bonds	—	4,519,863	—
U.S. Treasury Securities	—	2,392,646	—
Preferred Stock	111,240	—	—
Affiliated Money Market Mutual Fund	818,897	—	—
Options Purchased	—	2,127,526	—
Other Financial Instruments*
Futures	533,008	—	—
Forward Foreign Currency Contracts	—	(2,190,210)	—
Credit Default Swap Agreements	—	2,480,631	(3,246)
Interest Rate Swap Agreements	—	2,456,651	128,968
Currency Swap Agreements	—	(30,507)	—
Inflation Swap Agreements	—	(4,135)	—

Total	$1,463,145	$296,506,405	$3,192,033

See Notes to Financial Statements.

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The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Non- Residential Mortgage- Backed Securities	Bank Loans	Corporate Bonds	Credit Default Swaps	Interest Rate Swaps
Balance as of 10/31/11	$2,286,189	$1,122,343	$437,679	$—	$(3,481)	$—
Realized gain (loss)	—	—	—	—	—	—	**
Change in unrealized appreciation (depreciation)***	(265,539)	(3,656)	5,820	64,666	235	128,968
Purchases	—	—	—	244,200	—	—
Sales	—	(133,472)	(8,860)	(62,969)	—	—
Accrued discount/premium	—	281	—	—	—	—
Transfers into Level 3	—	—	—	493,183	—	—
Transfers out of Level 3	—	(967,670)	(145,884)	—	—	—

Balance as of 10/31/12	$2,020,650	$17,826	$288,755	$739,080	$(3,246)	$128,968

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized gain incurred during the period for the other financial instruments was $13,393.
***	Of which, $(68,839) was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were two non-residential mortgage-backed securities transferred out of Level 3 as a result of the securities no longer being fair valued in accordance with the Board of Directors’ approval and one bank loan transferred out of Level 3 as a result of the security no longer using a single broker quote and five corporate bonds were transferred into Level 3 as a result of the securities using a single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies may include, but not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	77

Portfolio of Investments

as of October 31, 2012 continued

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2012 was as follows:

Sovereigns	49.9%
Banking	9.9
Residential Mortgage-Backed Securities	4.7
Non-Corporate Foreign Agencies	3.4
Non-Residential Mortgage-Backed Securities	2.6
Commercial Mortgage-Backed Securities	2.1
Cable	1.8
Healthcare & Pharmaceutical	1.7
Foods	1.6
Capital Goods	1.5
Municipal Bonds	1.5
Electric	1.3
Media & Entertainment	1.3
Technology	1.3
Telecommunications	1.3
Insurance	1.2
Metals	1.2
Non-Captive Finance	1.0
Retailers	0.8
U.S. Treasury Securities	0.8
Real Estate Investment Trusts	0.8
Gaming	0.7
Options Purchased	0.7%
Automotive	0.6
Chemicals	0.6
Energy—Other	0.6
Building Materials & Construction	0.5
Healthcare Insurance	0.4
Packaging	0.4
Paper	0.4
Tobacco	0.4
Aerospace & Defense	0.3
Affiliated Money Market Mutual Fund	0.3
Airlines	0.3
Consumer	0.3
Pipelines & Other	0.3
Lodging	0.2
Railroads	0.2
Energy—Integrated	0.1

99.0
Other assets in excess of liabilities	1.0

Net Assets	100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

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Fair values of derivative instruments as of October 31, 2012 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$2,818,268		Unrealized depreciation on swap agreements	$340,883
Credit contracts	Premiums paid for swap agreements	265,826		Premiums received for swap agreements	3,317,368
Foreign exchange contracts	Unaffiliated investments	2,127,526		—	—
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,147,265		Unrealized depreciation on forward foreign currency contracts	6,337,475
Interest rate contracts	Due from broker—variation margin	557,043	*	Due from broker—variation margin	24,035	*
Interest rate contracts	Unrealized appreciation on swap agreements	3,759,723		Unrealized depreciation on swap agreements	1,208,746
Interest rate contracts	Premiums paid for swap agreements	885		Premiums received for swap agreements	865,319

Total		$13,676,536			$12,093,826

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Options Written	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(504,039)	$(504,039)
Foreign exchange contracts	(966,913)	(577)	—	(1,263,089)	—	(2,230,579)
Interest rate contracts	373,183	(58,940)	521,213	—	1,917,253	2,752,709

	$(593,730)	$(59,517)	$521,213	$(1,263,089)	$1,413,214	$18,091

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	79

Portfolio of Investments

as of October 31, 2012 continued

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased	Futures	Forward Currency Contracts	Swaps	Total
Credit contracts	$—	$—	$—	$2,359,251	$2,359,251
Foreign exchange contracts	—	—	(2,615,445)	—	(2,615,445)
Interest rate contracts	(496,736)	682,568	—	1,906,882	2,092,714

	$(496,736)	$682,568	$(2,615,445)	$4,266,133	$1,836,520

For the year ended October 31, 2012, the Fund’s average volume of derivative activities are as follows:

Options Purchased (Cost)	Options Written (Premiums Received)	Futures Long Positions (Value at Trade Date)	Futures Short Positions (Value at Trade Date)	Forward Currency Contracts— Purchased (Value at Settlement Date Payable)	Forward Currency Contracts— Sold (Value at Settlement Date Receivable)
$2,533,696	$1,156	$64,731,021	$31,655,353	$351,754,745	$229,038,502

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))	Currency Swaps (Notional Amount in USD (000))	Inflation Swaps (Notional Amount in USD (000))
$193,618	$16,246	$33,081	$18,365	$841

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • OCTOBER 31, 2012

Prudential Global Total Return Fund, Inc.

Statement of Assets and Liabilities

as of October 31, 2012

Assets
Investments at value:
Unaffiliated investments (cost $281,119,339)	$296,971,526
Affiliated investments (cost $818,897)	818,897
Foreign currency, at value (cost $352,804)	352,319
Unrealized appreciation on swap agreements	6,577,991
Dividends and interest receivable	4,691,056
Unrealized appreciation on forward foreign currency contracts	4,147,265
Receivable for Fund shares sold	851,795
Premiums paid for swap agreements	266,711
Foreign tax reclaim receivable	14,141
Prepaid expenses	4,195

Total assets	314,695,896

Liabilities
Unrealized depreciation on forward foreign currency contracts	6,337,475
Premiums received for swap agreements	4,182,687
Unrealized depreciation on swap agreements	1,549,629
Payable for investments purchased	690,075
Payable for Fund shares reacquired	296,613
Accrued expenses	240,953
Dividends payable	231,522
Management fee payable	162,832
Distribution fee payable	70,965
Due to broker—variation margin	66,343
Payable to custodian	52,367
Affiliated transfer agent fee payable	20,395
Foreign capital gains tax liability	1,078

Total liabilities	13,902,934

Net Assets	$300,792,962

Net assets were comprised of:
Common stock, at par	$417,170
Paid-in capital in excess of par	289,539,693

289,956,863
Undistributed net investment income	540,685
Accumulated net realized loss on investment and foreign currency transactions	(8,898,011)
Net unrealized appreciation on investments and foreign currencies (net of foreign capital gains tax)	19,193,425

Net assets, October 31, 2012	$300,792,962

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($176,969,536 ÷ 24,559,528 shares of common stock issued and outstanding)	$7.21
Maximum sales charge (4.50% of offering price)	0.34

Maximum offering price to public	$7.55

Class B
Net asset value, offering price and redemption price per share ($6,747,879 ÷ 936,408 shares of common stock issued and outstanding)	$7.21

Class C
Net asset value, offering price and redemption price per share ($33,987,677 ÷ 4,726,245 shares of common stock issued and outstanding)	$7.19

Class Q
Net asset value, offering price and redemption price per share ($10,681 ÷ 1,477 shares of common stock issued and outstanding)	$7.23

Class Z
Net asset value, offering price and redemption price per share ($83,077,189 ÷ 11,493,343 shares of common stock issued and outstanding)	$7.23

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	83

Statement of Operations

Year Ended October 31, 2012

Net Investment Income
Income
Interest (net of foreign withholding taxes of $2,133)	$11,354,261
Affiliated dividend income	12,836
Unaffiliated dividend income	7,875

Total income	11,374,972

Expenses
Management fee	1,655,975
Distribution fee—Class A	405,683
Distribution fee—Class B	57,439
Distribution fee—Class C	277,402
Transfer agent’s fees and expenses (including affiliated expense of $101,800)	377,000
Custodian’s fees and expenses	364,000
Registration fees	99,000
Reports to shareholders	88,000
Audit fee	60,000
Legal fees and expenses	31,000
Directors’ fees	14,000
Insurance	4,000
Loan interest expense (Note 7)	1,709
Miscellaneous	16,544

Total expenses	3,451,752

Net investment income	7,923,220

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	404,157
Foreign currency transactions	(995,410)
Financial futures transactions	521,213
Swap agreement transactions	1,413,214
Options written transactions	(59,517)

1,283,657

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(1,078))	9,152,855
Foreign currencies	(2,597,815)
Financial futures contracts	682,568
Swap agreements	4,266,133

11,503,741

Net gain on investment and foreign currency transactions	12,787,398

Net Increase In Net Assets Resulting From Operations	$20,710,618

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Year Ended October 31,
	2012	2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$7,923,220	$4,902,158
Net realized gain on investment and foreign currency transactions	1,283,657	4,224,756
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,503,741	(3,557,695)

Net increase in net assets resulting from operations	20,710,618	5,569,219

Dividends and Distributions (Note 1)
Dividends from net investment income*
Class A	(6,600,695)	(11,986,132)
Class B	(190,197)	(287,550)
Class C	(897,888)	(672,964)
Class Q	(272)	—
Class Z	(2,411,147)	(833,079)

	(10,100,199)	(13,779,725)

Tax Return of Capital Distributions
Class A	(610,548)	—
Class B	(17,593)	—
Class C	(83,053)	—
Class Q	(25)	—
Class Z	(223,025)	—

	(934,244)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	152,201,551	121,323,623
Net asset value of shares issued in reinvestment of dividends	8,181,155	10,491,832
Cost of shares reacquired	(90,078,057)	(40,769,594)

Net increase in net assets from Fund share transactions	70,304,649	91,045,861

Total increase	79,980,824	82,835,355

Net Assets:
Beginning of year	220,812,138	137,976,783

End of year(a)	$300,792,962	$220,812,138

(a) Includes undistributed net investment income of:	$540,685	$222,200

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	85

Notes to Financial Statements

Prudential Global Total Return Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”). The Fund’s investment objective is to seek total return, made up of current income and capital appreciation. The Fund is a non-diversified fund.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

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In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

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Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

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Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to

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pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be

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received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Fund entered into credit default, interest rate and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC Traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange Traded”). The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid

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by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Inflation Swaps: The Fund entered into inflation swap agreements to provide a measure of protection against the effect of inflation on yield. Inflation swap agreements involve two parties exchanging cash flows at a later date at rates related to inflation indices.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements. As of October 31, 2012, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

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Net investment income or loss (other than distribution fees which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Prior to March 21, 2011, the Fund paid dividends of net investment income quarterly. Distributions of net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65% of the Fund’s average daily net assets up to $1 billion and .60% of such assets in excess of $1 billion. The effective management fee rate was .65% for the year ended October 31, 2012.

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PI has voluntarily agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.10% of the Fund’s average daily net assets. For the year ended October 31, 2012, the Fund did not exceed the 1.10% expense limit.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund. Pursuant to the Class A, B and C plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Through February 28, 2014, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $329,858 in front-end sales charges resulting from sales of Class A shares during the year ended October 31, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended October 31, 2012, it received $1,973, $9,029 and $19,774 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended October 31, 2012, were $243,356,265 and $168,105,199, respectively.

Transactions in options written during the year ended October 31, 2012, were as follows:

	Contracts	Premiums Received
Options outstanding at October 31, 2011	—	$—
Options written	196	63,878
Options terminated in closing purchase transactions	(160)	(27,591)
Options expired	(36)	(36,287)

Options outstanding at October 31, 2012	—	$—

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par. For the year ended October 31, 2012, the adjustments were to increase undistributed net investment income by $2,495,464, increase accumulated net realized loss on investment and foreign currency transactions by $179,372 and decrease paid-in capital in excess of par by $2,316,092 due to reclassification of foreign currency loss, reclass of paydown and swap gain (loss), differences in the treatment of premium amortization, reclassification of dividends and other book to tax adjustments. Net investment income, net realized gain on investment and foreign currency transactions and net assets were not affected by this change.

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For the year ended October 31, 2012, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were $10,100,199 of ordinary income and $934,244 of tax return of capital. For the year ended October 31, 2011, the tax character of dividends paid was $13,779,725 of ordinary income.

As of October 31, 2012, the Fund did not have any distributable earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$285,628,303	$15,157,849	$(2,995,729)	$12,162,120	$5,702,758	$17,864,878

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and difference in the treatment of amortization of premiums. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currencies, swaps, futures and mark-to-market of receivables and payables.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended October 31, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $2,316,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended October 31, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2016	$4,579,000
Expiring 2017	2,476,000

$7,055,000

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Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although the CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 2 billion authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C, Class Q and Class Z, each of which consists of 500 million, 200 million, 400 million, 400 million and 500 million authorized shares, respectively.

As of October 31, 2012, Prudential Financial, Inc. through its affiliates owned 1,477 Class Q shares of the Fund.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Year ended October 31, 2012:
Shares sold	9,649,370	$66,221,366
Shares issued in reinvestment of dividends	840,103	5,757,402
Shares reacquired	(8,020,577)	(54,784,066)

Net increase (decrease) in shares outstanding before conversion	2,468,896	17,194,702
Shares issued upon conversion from Class B and Z	73,630	504,762
Shares reacquired upon conversion into Class Z	(24,177)	(163,934)

Net increase (decrease) in shares outstanding	2,518,349	$17,535,530

Year ended October 31, 2011:
Shares sold	7,683,370	$53,906,696
Shares issued in reinvestment of dividends	1,390,175	9,175,646
Shares reacquired	(3,453,560)	(23,759,306)

Net increase (decrease) in shares outstanding before conversion	5,619,985	39,323,036
Shares issued upon conversion from Class B and Z	81,431	565,187
Shares reacquired upon conversion into Class Z	(313,082)	(2,212,938)

Net increase (decrease) in shares outstanding	5,388,334	$37,675,285

Class B
Year ended October 31, 2012:
Shares sold	410,139	$2,826,554
Shares issued in reinvestment of dividends	20,247	138,645
Shares reacquired	(148,025)	(1,017,877)

Net increase (decrease) in shares outstanding before conversion	282,361	1,947,322
Shares reacquired upon conversion into Class A	(64,015)	(439,691)

Net increase (decrease) in shares outstanding	218,346	$1,507,631

Year ended October 31, 2011:
Shares sold	442,894	$3,077,125
Shares issued in reinvestment of dividends	33,384	219,464
Shares reacquired	(137,775)	(945,525)

Net increase (decrease) in shares outstanding before conversion	338,503	2,351,064
Shares reacquired upon conversion into Class A	(67,402)	(467,056)

Net increase (decrease) in shares outstanding	271,101	$1,884,008

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Class C	Shares	Amount
Year ended October 31, 2012:
Shares sold	2,747,473	$18,846,010
Shares issued in reinvestment of dividends	99,322	679,917
Shares reacquired	(896,034)	(6,166,575)

Net increase (decrease) in shares outstanding before conversion	1,950,761	13,359,352
Shares reacquired upon conversion into Class Z	(8,795)	(61,900)

Net increase (decrease) in shares outstanding	1,941,966	$13,297,452

Year ended October 31, 2011:
Shares sold	2,284,453	$15,761,032
Shares issued in reinvestment of dividends	80,049	529,276
Shares reacquired	(417,012)	(2,853,362)

Net increase (decrease) in shares outstanding	1,947,490	$13,436,946

Class Q
Period ended October 31, 2012*:
Shares sold	1,435	$10,000
Shares issued in reinvestment of dividends	42	297

Net increase (decrease) in shares outstanding	1,477	$10,297

Class Z
Year ended October 31, 2012:
Shares sold	9,288,412	$64,297,621
Shares issued in reinvestment of dividends	232,286	1,604,894
Shares reacquired	(4,087,278)	(28,109,539)

Net increase (decrease) in shares outstanding before conversion	5,433,420	37,792,976
Shares issued upon conversion from Class A and C	32,834	225,834
Shares reacquired upon conversion into Class A	(9,567)	(65,071)

Net increase (decrease) in shares outstanding	5,456,687	$37,953,739

Year ended October 31, 2011:
Shares sold	6,896,780	$48,578,770
Shares issued in reinvestment of dividends	84,288	567,446
Shares reacquired	(1,911,714)	(13,211,401)

Net increase (decrease) in shares outstanding before conversion	5,069,354	35,934,815
Shares issued upon conversion from Class A	312,475	2,212,938
Shares reacquired upon conversion into Class A	(14,089)	(98,131)

Net increase (decrease) in shares outstanding	5,367,740	$38,049,622

*	Commencement of offering was February 3, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The

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Notes to Financial Statements

continued

purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through November 14, 2012. The SCA has been renewed effective November 15, 2012 at substantially similar terms through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to December 16, 2011, the Funds had another Syndicated Credit Agreement of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the year ended October 31, 2012. The average daily balance for the 6 days that the Fund had loans outstanding during the year was approximately $6,703,000, borrowed at a weighted average interest rate of 1.53%. At October 31, 2012, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

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Financial Highlights

Class A Shares
	Year Ended October 31,
	2012	2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$6.99	$7.42		$7.20		$5.76		$7.00
Income (loss) from investment operations:
Net investment income	.22	.23		.27		.30		.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.31	.05		.66		1.46		(1.11)
Total from investment operations	.53	.28		.93		1.76		(.80)
Less Dividends and Distributions:
Dividends from net investment income*	(.28)	(.71)		(.71)		(.32)		(.44)
Tax return of capital distributions	(.03)	-		-		-		-
Total dividends and distributions	(.31)	(.71)		(.71)		(.32)		(.44)
Net asset value, end of year	$7.21	$6.99		$7.42		$7.20		$5.76
Total Return(b):	7.86%	4.60%		14.25%		31.42%		(12.19)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$176,970	$154,056		$123,507		$114,554		$97,894
Average net assets (000)	$162,268	$125,292		$112,110		$103,462		$119,545
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.31%	1.35%	(e)	1.35%	(e)	1.35%	(e)	1.36% (e)
Expenses, excluding distribution and service (12b-1) fees	1.06%	1.10%	(e)	1.10%	(e)	1.10%	(e)	1.11% (e)
Net investment income	3.17%	3.28%	(e)	3.97%	(e)	4.78%	(e)	4.55% (e)
Portfolio turnover rate	97%	203%		117%		164%		292%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through February 28, 2014.

(e) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.35% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.44%, 1.19% and 4.47%, respectively, for the year ended October 31, 2008, 1.51%, 1.26% and 4.62%, respectively, for the year ended October 31, 2009, 1.42%, 1.17% and 3.90%, respectively, for the year ended October 31, 2010 and 1.39%, 1.14% and 3.24%, respectively, for the year ended October 31, 2011.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	103

Financial Highlights

continued

Class B Shares
	Year Ended October 31,
	2012	2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$6.99	$7.41		$7.19		$5.76		$6.98
Income (loss) from investment operations:
Net investment income	.17	.17		.22		.25		.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.30	.06		.66		1.45		(1.10)
Total from investment operations	.47	.23		.88		1.70		(.84)
Less Dividends and Distributions:
Dividends from net investment income*	(.22)	(.65)		(.66)		(.27)		(.38)
Tax return of capital distributions	(.03)	-		-		-		-
Total dividends and distributions	(.25)	(.65)		(.66)		(.27)		(.38)
Net asset value, end of year	$7.21	$6.99		$7.41		$7.19		$5.76
Total Return(b):	7.06%	3.86%		13.40%		30.25%		(12.67)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$6,748	$5,018		$3,312		$2,920		$3,275
Average net assets (000)	$5,744	$3,465		$3,082		$2,927		$3,957
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.06%	2.10%	(d)	2.10%	(d)	2.10%	(d)	2.11% (d)
Expenses, excluding distribution and service (12b-1) fees	1.06%	1.10%	(d)	1.10%	(d)	1.10%	(d)	1.11% (d)
Net investment income	2.40%	2.52%	(d)	3.23%	(d)	4.03%	(d)	3.80% (d)
Portfolio turnover rate	97%	203%		117%		164%		292%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 2.10% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.19%, 1.19% and 3.72%, respectively, for the year ended October 31, 2008, 2.26%, 1.26% and 3.87%, respectively, for the year ended October 31, 2009, 2.17%, 1.17% and 3.16%, respectively, for the year ended October 31, 2010 and 2.14%, 1.14% and 2.48%, respectively, for the year ended October 31, 2011.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

104	Visit our website at www.prudentialfunds.com

Class C Shares
	Year Ended October 31,
	2012	2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$6.97	$7.39		$7.17		$5.74		$6.97
Income (loss) from investment operations:
Net investment income	.17	.17		.23		.27		.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.31	.07		.67		1.45		(1.10)
Total from investment operations	.48	.24		.90		1.72		(.82)
Less Dividends and Distributions:
Dividends from net investment income*	(.23)	(.66)		(.68)		(.29)		(.41)
Tax return of capital distributions	(.03)	-		-		-		-
Total dividends and distributions	(.26)	(.66)		(.68)		(.29)		(.41)
Net asset value, end of year	$7.19	$6.97		$7.39		$7.17		$5.74
Total Return(b):	7.08%	4.00%		13.75%		30.73%		(12.51)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$33,988	$19,408		$6,180		$4,236		$3,702
Average net assets (000)	$27,739	$10,010		$4,563		$3,467		$3,974
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	2.06%	2.05%	(e)	1.85%	(e)	1.85%	(e)	1.86% (e)
Expenses, excluding distribution and service (12b-1) fees	1.06%	1.10%	(e)	1.10%	(e)	1.10%	(e)	1.11% (e)
Net investment income	2.39%	2.56%	(e)	3.45%	(e)	4.28%	(e)	4.07% (e)
Portfolio turnover rate	97%	203%		117%		164%		292%

(a) Calculated based on average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average daily net assets of the Class C shares through February 28, 2011.

(e) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 2.10% (1.85% through February 28, 2011) of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.94%, 1.19% and 3.99%, respectively, for the year ended October 31, 2008, 2.01%, 1.26% and 4.12%, respectively, for the year ended October 31, 2009, 1.92%, 1.17% and 3.38%, respectively, for the year ended October 31, 2010 and 2.09%, 1.14% and 2.52%, respectively, for the year ended October 31, 2011.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	105

Financial Highlights

continued

Class Q Shares
	February 3, 2012(d) through October 31, 2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.97
Income from investment operations:
Net investment income	.18
Net realized and unrealized gain on investment and foreign currency transactions	.28
Total from investment operations	.46
Less Dividends and Distributions:
Dividends from net investment income	(.19)
Tax return of capital distributions	(.01)
Total dividends and distributions	(.20)
Net asset value, end of period	$7.23
Total Return(b):	6.81%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.92%	(e)
Expenses, excluding distribution and service (12b-1) fees	.92%	(e)
Net investment income	3.42%	(e)
Portfolio turnover rate	97%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Commencement of offering.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

106	Visit our website at www.prudentialfunds.com

Class Z Shares
	Year Ended October 31,
	2012	2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Year	$7.01	$7.44		$7.22		$5.78		$7.02
Income (loss) from investment operations:
Net investment income	.23	.22		.28		.32		.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.31	.08		.67		1.45		(1.10)
Total from investment operations	.54	.30		.95		1.77		(.78)
Less Dividends and Distributions:
Dividends from net investment income*	(.29)	(.73)		(.73)		(.33)		(.46)
Tax return of capital distributions	(.03)	-		-		-		-
Total dividends and distributions	(.32)	(.73)		(.73)		(.33)		(.46)
Net asset value, end of year	$7.23	$7.01		$7.44		$7.22		$5.78
Total Return(b):	8.10%	4.87%		14.49%		31.62%		(11.90)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$83,077	$42,330		$4,978		$3,141		$1,823
Average net assets (000)	$58,999	$12,813		$3,507		$1,942		$2,147
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.06%	1.10%	(d)	1.10%	(d)	1.10%	(d)	1.11% (d)
Expenses, excluding distribution and service (12b-1) fees	1.06%	1.10%	(d)	1.10%	(d)	1.10%	(d)	1.11% (d)
Net investment income	3.37%	3.50%	(d)	4.25%	(d)	5.03%	(d)	4.78% (d)
Portfolio turnover rate	97%	203%		117%		164%		292%

(a) Calculated based on average shares outstanding during the year.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes and brokerage commissions and certain extraordinary expenses) to 1.10% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.19%, 1.19% and 4.70%, respectively, for the year ended October 31, 2008, 1.26%, 1.26%, 4.88%, respectively, for the year ended October 31, 2009, 1.17%, 1.17% and 4.18%, respectively, for the year ended October 31, 2010 and 1.14%, 1.14% and 3.46%, respectively, for the year ended October 31, 2011.

* Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Global Total Return Fund, Inc.	107

Report of Independent Registered Public

Accounting Firm

The Board of Directors and Shareholders

Prudential Global Total Return Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Prudential Global Total Return Fund, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of October 31, 2012 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2012, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 21, 2012

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Federal Income Tax Information

(Unaudited)

For the year ended October 31, 2012, the Fund reports the maximum amount allowable but not less than 79.85% as interest related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distributions paid by a fund with respect to Fund tax years beginning after October 31, 2012. Consequently, this provision expires with respect to such distributions paid after the Fund’s fiscal year end.

In January 2013, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of distributions received by you in calendar year 2012.

We are required by New York, California, Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from federal obligations are not taxable to shareholders provided the mutual fund meets certain requirements mandated by the respective states’ taxing authorities. We are pleased to report that approximately 1% of the dividends paid by the Fund qualify for such deductions. Due to certain minimum portfolio holding requirements in California, Connecticut and New York, residents of those states will not be able to exclude interest on federal obligations from state and local tax.

For more detailed information regarding your federal, state and local taxes, you should contact your tax adviser.

Prudential Global Total Return Fund, Inc.	109

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (60) Board Member Portfolios Overseen: 63

Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008).
Linda W. Bynoe (60) Board Member Portfolios Overseen: 63

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).

Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Michael S. Hyland, CFA (67) Board Member Portfolios Overseen: 63

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).

None.
Douglas H. McCorkindale (73) Board Member Portfolios Overseen: 63

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Prudential Global Total Return Fund, Inc.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stephen P. Munn (70) Board Member Portfolios Overseen: 63	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).
Richard A. Redeker (69) Board Member & Independent Chair Portfolios Overseen: 63

Retired Mutual Fund Senior Executive (44 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.

None.
Robin B. Smith (73) Board Member Portfolios Overseen: 63

Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); Member of the Board of Directors of ADLPartner (marketing) (since December 2010); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (69) Board Member Portfolios Overseen: 63

Chairman, (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

None.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Stuart S. Parker (50) Board Member & President Portfolios Overseen: 63

President of Prudential Investments LLC (since January 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005 - December 2011).

None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Scott E. Benjamin (39) Board Member & Vice President Portfolios Overseen: 63

Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).

None.

(1) The year that each Board Member joined the Fund’s Board is as follows:

Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Michael S. Hyland, 2008; 2003; Douglas H. McCorkindale, 1996; Stephen P. Munn, 2008; Richard A. Redeker, 1993; Robin B. Smith, 1996; Stephen G. Stoneburn, 2003; Stuart S. Parker, Board Member since 2012 and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Judy A. Rice (64) Vice President

Chairman of Prudential Investments LLC (since January 2012); President, Chief Executive Officer (May 2011-Present) and Executive Vice President (December 2008-May 2011) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (February 2003-December 2011) of Prudential Investments LLC; formerly President, Chief Executive Officer and Officer-In-Charge (April 2003-December 2011) of Prudential Mutual Fund Services LLC (PMFS); formerly Member of the Board of Directors of Jennison Associates LLC (November 2010-December 2011); formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, COO, CEO and Manager of PIFM Holdco, LLC (April 2006-December 2011); formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

Prudential Global Total Return Fund, Inc.

Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Raymond A. O’Hara (57) Chief Legal Officer

Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of PMFS (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).

Deborah A. Docs (54) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (54) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (38) Assistant Secretary

Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Andrew R. French (50) Assistant Secretary

Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of PMFS.

Amanda S. Ryan (34) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray (2008-2012).
Timothy J. Knierim (53) Chief Compliance Officer

Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2002-2007) and formerly Chief Ethics Officer of Prudential Investment Management, Inc. and Prudential Investments LLC (2006-2007).

Valerie M. Simpson (54) Deputy Chief Compliance Officer

Chief Compliance Officer (since April 2007) of Prudential Investments LLC and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

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Fund Officers(a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Theresa C. Thompson (50) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).
Richard W. Kinville (44) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).

Grace C. Torres (53) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (48) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.
Peter Parrella (54) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

(1) The year in which each individual became an Officer of the Fund is as follows:

Judy A. Rice, 2012; Raymond A. O’Hara, 2012; Deborah A. Docs, 2003; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; Andrew R. French, 2006; Amanda S. Ryan, 2012;Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Richard W. Kinville, 2011; Grace C. Torres, 1998; Peter Parrella, 2007; M. Sadiq Peshimam, 2006.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.
■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.
■	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
■	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.
■	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Prudential Global Total Return Fund, Inc.

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Prudential Global Total Return Fund, Inc. (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and PIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

Prudential Global Total Return Fund, Inc.

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Visit our website at www.prudentialfunds.com

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to any individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Prudential Global Total Return Fund, Inc.

Approval of Advisory Agreements (continued)

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (a custom peer group of un-hedged mutual funds included in the Lipper Global Income Funds Performance Universe)1 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	1st Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

[1]

The Fund was compared to the group of un-hedged mutual funds included in the Lipper Global Income Funds Performance Universe, although Lipper classifies the Fund in its Global Income Funds Performance Universe. The Fund was compared to the group of un-hedged mutual funds included in the Global Income Funds Performance Universe because PI believes that these funds provide a more appropriate basis for Fund performance comparisons.

Visit our website at www.prudentialfunds.com

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board noted information provided by PI indicating that the Fund’s actual management fee was only 3 basis points higher than the median for all funds included in the Peer Group.
•	The Board concluded that, in light of the Fund’s competitive performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Global Total Return Fund, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

SHARE CLASS	A	B	C	Q	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PGTQX	PZTRX
CUSIP	74439A103	74439A202	74439A301	74439A509	74439A400

MF169E    0236597-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended October 31, 2012 and October 31, 2011, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $60,000 and $55,000, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2012 and 2011. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2012 and 2011 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Global Total Return Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 20, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	December 20, 2012